UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income

Fund (EVV)

Semiannual Report

September 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2015

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	60

Officers and Trustees	63

Important Notices	64

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	–2.39%	1.16%	6.15%	6.96%
Fund at Market Price	—	–7.89	–5.14	2.93	5.93

% Premium/Discount to NAV[2]
					–15.18%

Distributions[3]
Total Distributions per share for the period					$0.610
Distribution Rate at NAV					8.16%
Distribution Rate at Market Price					9.62%

% Total Leverage[4]
Auction Preferred Shares (APS)					9.14%
Borrowings					31.26

Fund Profile

Asset Allocation (% of total investments)[5]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]	Asset Allocation as a percentage of the Fund’s net assets amounted to 167.8%.

Fund profile subject to change due to active management.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 59.2%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.6%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		172	$161,012
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		235	188,342
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		4,851	4,451,231
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,035	4,002,510
Term Loan, 3.75%, Maturing June 4, 2021		2,419	2,398,963

			$11,202,058

Air Transport — 0.2%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		3,075	$2,674,635

			$2,674,635

Automotive — 2.1%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 5.06%, Maturing April 27, 2020		528	$529,859
Allison Transmission, Inc.
Term Loan, 2.95%, Maturing August 7, 2017		218	217,762
Term Loan, 3.50%, Maturing August 23, 2019		4,755	4,763,887
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		5,701	5,691,702
Term Loan, 3.25%, Maturing December 31, 2018		2,733	2,713,558
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		1,827	1,818,654
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,305	1,307,572
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		5,173	4,933,510
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		5,646	5,666,051
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		568	562,134
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		3,426	3,422,984
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	950	1,047,376
Term Loan, 4.50%, Maturing June 30, 2022		1,425	1,401,250
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		1,398	1,385,849

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	831	$828,646

		$36,290,794

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	998	$952,613
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	960,000

		$1,912,613

Brokerage / Securities Dealers / Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	399	$400,995
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	938	924,053

		$1,325,048

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,544	$1,536,908
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,244	1,242,973
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,921	1,923,947
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	760	753,804
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,042	3,017,181
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	5,967	5,678,374
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	249	250,622
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,158	1,156,311
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,877	1,883,427
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,592	1,591,949
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	723	722,283

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		642	$643,210

			$20,400,989

Business Equipment and Services — 4.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		4,417	$4,380,243
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		725	725,113
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		2,201	1,959,242
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		566	564,959
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		853	814,844
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		1,081	1,068,175
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		969	942,425
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		487	485,545
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		749	711,710
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		1,256	1,255,875
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		349	350,434
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,021	1,781,626
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		466	222,932
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		802	210,773
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,629	4,638,844
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,501	2,497,299
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		896	893,038
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		145	143,060
Term Loan, 4.00%, Maturing November 6, 2020		3,240	3,194,931
Term Loan, 4.75%, Maturing November 6, 2020	CAD	811	592,206

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,109	$2,106,096
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		5,849	5,830,184
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,544	1,548,478
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021		550	545,875
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,485	1,664,939
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,405	3,405,129
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,118	5,115,161
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,460,633
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		1,553	1,073,675
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		801	798,328
Term Loan, 4.50%, Maturing April 2, 2022		1,020	1,017,325
National CineMedia, LLC
Term Loan, 2.95%, Maturing November 26, 2019		575	572,125
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		718	720,400
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		2,219	2,226,835
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		1,492	1,417,116
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		500	475,000
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		691	689,735
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,168	3,174,222
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		180	180,038
Term Loan, 4.00%, Maturing March 8, 2020		8,826	8,834,695
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,065	1,069,014
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,563	1,561,107
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		56	55,189
Term Loan, 4.25%, Maturing May 14, 2022		318	315,133

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		5,434	$5,381,786

			$79,671,492

Cable and Satellite Television — 1.9%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		813	$811,348
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,053	5,021,155
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		365	361,706
Term Loan, 3.50%, Maturing January 24, 2023		2,425	2,413,823
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,124	1,112,176
Term Loan, 3.75%, Maturing June 30, 2021		1,160	1,158,131
Mediacom Illinois, LLC
Term Loan, 3.16%, Maturing October 23, 2017		971	971,066
Term Loan, 3.50%, Maturing June 30, 2021		644	642,856
Neptune Finco Corp.
Term Loan, Maturing September 21, 2022(2)		4,675	4,649,119
Numericable Group SA
Term Loan, 4.00%, Maturing July 29, 2022	EUR	825	918,878
Term Loan, 4.00%, Maturing July 31, 2022		450	444,536
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,358	1,351,081
Term Loan, 4.50%, Maturing May 21, 2020		1,570	1,561,698
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,025,913
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		4,719	4,657,909
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,695,719
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	508	561,843
Term Loan, 3.75%, Maturing January 15, 2022	EUR	789	872,137
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,428	1,578,582

			$33,809,676

Chemicals and Plastics — 3.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,192	$1,193,983
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		619	619,500
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		376	376,393

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		4,040	$4,018,884
AZ Chem US, Inc.
Term Loan, 4.54%, Maturing June 12, 2021		1,108	1,108,122
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		2,743	2,395,662
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		521	518,457
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		668	667,415
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	719,563
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		197	194,407
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		1,189	1,178,478
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,079	2,072,091
Huntsman International, LLC
Term Loan, 3.26%, Maturing April 19, 2019		2,079	2,030,109
Term Loan, 3.75%, Maturing October 1, 2021		2,531	2,473,930
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		6,513	6,346,785
Term Loan, 4.25%, Maturing March 31, 2022	EUR	522	567,065
Term Loan, 4.25%, Maturing March 31, 2022		846	824,340
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		394	357,555
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,622	1,574,504
Term Loan, 4.75%, Maturing June 7, 2020		769	753,804
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,730	1,721,678
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		743	745,284
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,262	1,419,694
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,260	2,194,782
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	890,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,209	3,204,237
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		396	391,050
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,287	1,442,812

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		89	$89,437
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		506	506,808
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,264	1,264,404
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		2,893	2,880,545
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		2,440	2,136,385
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,850	3,796,462
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		399	398,501

			$53,073,126

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,900	$1,835,083

			$1,835,083

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,674,086
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,348	2,795,469
Spectrum Brands, Inc.
Term Loan, 3.81%, Maturing June 23, 2022		2,200	2,210,489

			$6,680,044

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,535	$2,518,099
Term Loan, 3.75%, Maturing January 6, 2021		5,670	5,643,020
Term Loan, Maturing September 10, 2022(2)		1,375	1,374,632
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		2,740	2,745,388
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		543	541,088
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing August 6, 2022		1,471	1,477,897
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		370	370,058

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		5,944	$5,954,695
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		620	617,278
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	1,925	2,158,389

			$23,400,544

Cosmetics / Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 14, 2022		1,850	$1,814,541
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		767	767,644
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,447	1,448,334
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,072	2,903,284

			$6,933,803

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,165	$1,165,580
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,275	1,267,031
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,160	1,145,518
Term Loan, 4.50%, Maturing March 11, 2021	EUR	395	442,109
Term Loan, 4.50%, Maturing March 11, 2021	EUR	920	1,030,102
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing June 11, 2022		3,125	3,120,850
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,995	1,964,291
Term Loan, 3.50%, Maturing March 19, 2021		1,485	1,467,366
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		3,432	3,386,155
Term Loan, 3.75%, Maturing August 5, 2020		4,646	4,584,631
Term Loan, 4.00%, Maturing April 1, 2022		6,472	6,414,170

			$25,987,803

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,039	$4,988,606

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	1,079	$1,069,098

		$6,057,704

Electronics / Electrical — 5.5%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,514	$1,104,901
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	1,098	1,096,141
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	10,657	10,663,159
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	929	925,806
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	446	445,083
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	1,100	1,099,828
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,272	1,867,116
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	7,057	7,045,830
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,109	1,107,651
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	349	349,489
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023	475	477,573
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	436	435,191
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	2,012	1,954,089
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	733	730,318
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	750	749,812
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,946	2,945,849
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	5,044	5,050,428
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,157	1,155,972
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	675	672,047
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,582	8,340,797

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,675	$3,651,649
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	697	661,675
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	667	670,329
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,463	1,462,500
Term Loan, 5.25%, Maturing November 19, 2021	2,566	2,569,712
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,870	2,876,219
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,584	1,574,607
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,182	1,178,748
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,548	2,546,407
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	541	539,608
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	911	886,828
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	291,750
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	429	429,205
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,501,249
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,138	4,659,297
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	262	262,200
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	399	399,293
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	4,192	3,794,190
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	638	637,500
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	380	381,176
Term Loan, 4.00%, Maturing July 8, 2022	2,401	2,409,576
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,136	1,142,723
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	3,010	2,949,366

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,124	$1,126,399
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,622	1,622,998
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,871	1,871,459
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,737	1,734,500
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,705	2,726,230

		$94,774,473

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,275,340
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	4,712	4,709,457

		$7,984,797

Financial Intermediaries — 2.4%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,760	$1,750,535
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,475	2,444,062
CITCO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,194	3,199,262
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,605	1,593,358
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2017	1,000	996,875
Term Loan, 3.70%, Maturing March 24, 2018	4,100	4,070,853
Term Loan, 3.70%, Maturing September 24, 2018	4,650	4,618,515
Term Loan, 3.95%, Maturing July 8, 2022	900	895,837
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,536	1,529,849
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	3,582	3,587,784
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	600	601,313
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	910	907,370
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,918	3,907,996

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		648	$647,727
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		498	498,134
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		172	172,793
Term Loan, 6.25%, Maturing September 4, 2018		771	772,994
Term Loan, 6.25%, Maturing September 4, 2018		907	908,766
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		2,437	2,437,652
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		1,909	1,909,410
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,272	1,264,856
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		844	845,643
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		1,979	1,842,142

			$41,403,726

Food Products — 1.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,297	$4,305,372
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,358	1,359,580
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	950	1,065,226
Term Loan, 4.25%, Maturing July 2, 2022		3,075	3,081,728
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		1,001	1,003,022
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		1,703	1,617,696
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		246	245,737
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,039	2,036,137
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,108	1,106,970
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,661,937
Term Loan, 3.75%, Maturing September 18, 2020		1,960	1,958,469
Term Loan, 4.00%, Maturing August 6, 2022		800	800,494
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,455,402

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	1,542	$1,543,857
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020	833	832,284
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	337	337,151

		$33,411,062

Food Service — 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021	6,308	$6,305,429
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016	108	107,419
Term Loan, 3.70%, Maturing July 26, 2016	60	59,803
ARG IH Corporation
Term Loan, 4.76%, Maturing November 15, 2020	338	339,373
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	960	935,566
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	1,149	1,144,921
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	2,388	2,391,448
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	676	670,715
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	901	884,947
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	318	312,128
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	7,649	7,653,687
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	7,508	4,082,203

		$24,887,639

Food / Drug Retailers — 1.2%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	1,354	$1,355,663
Term Loan, 5.00%, Maturing August 25, 2019	2,901	2,904,796
Term Loan, 5.50%, Maturing August 25, 2021	2,680	2,686,014
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	5,572	5,526,576
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,386	1,385,827

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	$556,875
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	700	702,100
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,895	5,916,290

		$21,034,141

Health Care — 6.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	298	$299,682
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	399	401,826
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	1,386	1,383,690
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	1,425	1,428,562
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	2,045	2,049,130
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,377	1,372,965
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,239	2,246,267
Amsurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	790	791,478
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	600	601,500
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	511	513,882
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	995	997,494
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	618,345
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,582	3,456,842
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	176	176,100
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	3,057	3,055,807
Community Health Systems, Inc.
Term Loan, 3.58%, Maturing December 31, 2018	1,909	1,910,264
Term Loan, 3.75%, Maturing December 31, 2019	2,936	2,938,224
Term Loan, 4.00%, Maturing January 27, 2021	5,403	5,414,131

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	374	$373,826
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	299	299,624
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,339	1,338,529
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,337	1,323,138
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	4,197	4,202,856
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,625	2,618,437
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	4,201	4,206,847
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	518	518,477
Term Loan, 4.25%, Maturing August 30, 2020	1,711	1,713,066
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	1,275	1,276,594
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021	6,206	6,213,902
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	274	273,398
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,229	3,235,919
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,227	1,179,634
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,249	1,247,840
Term Loan, 7.75%, Maturing May 15, 2018	4,116	4,117,427
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	5,162	5,129,263
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	3,352	3,349,106
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	6,723	6,724,836
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	1,325	1,305,125
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,459	2,409,547
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	403	401,682
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	4,222	1,340,346

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,269	$952,123
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	923	692,188
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	690	688,423
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,680	3,545,162
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,838	2,788,571
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,148	4,099,978
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	550	547,250
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	3,575	3,580,801
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	3,388	3,377,072
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019	2,002	1,990,660
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	1,354	1,353,962
Select Medical Corporation
Term Loan, 3.04%, Maturing December 20, 2016	217	217,154
Term Loan, 3.75%, Maturing June 1, 2018	1,183	1,181,555
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	850	848,938
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,393	1,391,632
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,489	1,414,313
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	2,513	2,497,832
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	2,182	2,180,487

		$117,803,709

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	4,987	$4,996,243
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020	505	506,282

		$5,502,525

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 1.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,316	$1,287,869
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		573	572,600
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,343	1,347,577
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	264,160
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		4,818	4,573,561
Term Loan, 4.75%, Maturing July 30, 2020	EUR	466	495,164
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,630	1,593,570
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,615	3,580,481
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		573	564,372
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,387	1,396,975
NN, Inc.
Term Loan, 7.25%, Maturing August 27, 2021		523	524,400
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		807	790,726
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		8,184	8,131,256
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,386	1,372,649
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		394	391,291
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		801	797,659
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	2,079	2,314,362
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		516	513,065
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		449	448,010
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	1,100	1,191,651

			$32,151,398

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		2,219	$2,213,889

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	4,991	$5,013,632
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	5,012	4,788,200
Term Loan, 5.00%, Maturing August 4, 2022	6,209	5,900,909
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,850	2,588,513
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	1,566	1,423,511
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	1,844	1,521,302
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	572	437,733
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	3,504	3,432,232
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,852	3,825,092

		$31,145,013

Leisure Goods / Activities / Movies — 2.6%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	2,800	$2,789,500
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	1,637	1,633,219
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	2,000	1,995,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	4,582	4,592,293
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	219	219,336
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	500	501,831
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	2,442	2,451,454
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,139	1,135,713
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	642	643,954
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	362	361,608
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	844	842,871
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022	208	207,530
Term Loan, 5.50%, Maturing June 17, 2022	1,612	1,608,357

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		6,938	$6,942,424
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		1,596	1,594,005
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		3,701	3,649,831
Regal Cinemas Corporation
Term Loan, 3.75%, Maturing April 1, 2022		866	868,961
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,410	1,410,418
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,295	2,197,143
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)		564	98,705
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		2,084	2,028,877
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		1,777	1,780,966
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020(3)		1,530	956,089
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,152	1,130,341
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,428	3,388,678

			$45,029,104

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		1,553	$1,561,876
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		4,437	4,398,910
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,006	1,009,081
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		519	519,780
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		1,594	1,492,968
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,523	2,523,364
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,100	3,100,000
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	2,775	4,202,544

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	171	$172,543
Term Loan, 5.50%, Maturing November 21, 2019	400	402,600
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	6,786	6,789,096
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	1,289	1,278,605
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	6,346	6,305,219
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	394	394,134
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	588	586,530
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	864	865,786
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,127	4,084,204
Term Loan, 6.00%, Maturing October 1, 2021	1,141	1,129,533

		$40,816,773

Nonferrous Metals / Minerals — 0.8%
Alpha Natural Resources, LLC
DIP Loan, 10.83%, Maturing January 31, 2017	150	$147,375
Term Loan, 3.50%, Maturing May 22, 2020	904	419,694
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,001	1,692,950
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	771	769,660
Fairmount Minerals Ltd.
Term Loan, 3.88%, Maturing March 15, 2017	489	445,359
Term Loan, 4.50%, Maturing September 5, 2019	3,173	2,565,936
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	374	342,735
Term Loan, 7.50%, Maturing April 16, 2020	2,269	1,771,954
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,013	696,609
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	3,815	3,772,911
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	488	477,346
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,425	1,311,000

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	500	$296,500

		$14,710,029

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,691	$1,870,489
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	3,150	1,842,750
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,897	1,792,478
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,724	1,700,568
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,287	1,278,956
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	970	876,353
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,386	924,289
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,131,250
Term Loan, 4.00%, Maturing December 2, 2019	1,488	1,467,792
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,299	1,115,731
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	253,021
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,404	961,483
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,611	6,188,034
Obsidian Holdings, LLC
Term Loan, 6.75%, Maturing November 2, 2015	98	98,135
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	124	124,334
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	1,114	436,219
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,900	280,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,634	3,459,058
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	691	588,138

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	47	$35,218
Term Loan, 4.25%, Maturing December 16, 2020	126	94,433
Term Loan, 4.25%, Maturing December 16, 2020	905	678,849
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	259	201,553
Term Loan, 4.25%, Maturing October 1, 2019	424	329,978
Term Loan, 4.25%, Maturing October 1, 2019	3,203	2,490,249
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	518	396,605
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	316	316,674
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,211	947,037

		$32,879,924

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,670	$1,675,121
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	8,971	5,879,951
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	2,074	2,072,195
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	6,034	5,385,604
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	834	837,871
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	696	692,335
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	419	414,962
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(4)	582	356,774
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	797	793,964
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	893	897,333
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,677	2,686,842

		$21,692,952

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television — 1.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		561	$528,838
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		594	579,521
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		297	298,485
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,477	4,778,315
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018		396	396,462
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		1,213	1,200,121
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		334	333,480
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 17, 2020		814	810,491
iHeart Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		566	471,427
Term Loan, 7.69%, Maturing July 30, 2019		1,682	1,410,882
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,632	1,622,832
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		930	924,815
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,054	1,048,754
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		888	883,836
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		512	507,336
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		1,101	1,094,194
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	776,531
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,556	6,507,249

			$24,173,569

Retailers (Except Food and Drug) — 3.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,865	$2,315,024
B&M Retail Limited
Term Loan, 3.84%, Maturing May 21, 2019	GBP	475	707,104
Term Loan, 4.34%, Maturing April 28, 2020	GBP	375	562,495
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		3,135	3,126,126

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021	605	$606,550
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,603	2,588,280
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	669	592,735
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	3,595	3,602,785
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	703	608,354
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,239	1,245,327
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	3,802	2,950,415
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	3,857	3,811,018
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	1,194	1,195,776
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	4,459	4,456,187
Term Loan, 4.00%, Maturing January 28, 2020	1,312	1,313,521
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	5,379	5,277,001
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	3,175	3,176,324
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	486	487,314
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	2,372	2,374,324
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	5,885	5,884,638
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	296	276,293
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	667	654,898
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	2,698	2,713,572
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	665	664,044
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	1,962	1,936,082
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	2,335	2,180,899

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	780	$931,698
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	1,207	898,785
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		537	525,222

			$57,662,791

Steel — 0.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		8,475	$6,970,287
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		1,333	1,312,832
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,070	2,054,560
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)		642	64,188

			$10,401,867

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018		3,201	$3,161,915
Term Loan, 3.75%, Maturing March 11, 2018		1,000	991,250
Term Loan, 3.75%, Maturing March 11, 2018		2,893	2,888,125
Kenan Advantage Group, Inc.
Term Loan, 0.50%, Maturing January 23, 2017(7)		57	57,399
Term Loan, 4.00%, Maturing July 31, 2022		131	131,096
Term Loan, 4.00%, Maturing July 31, 2022		411	411,005
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		2,069	1,797,009

			$9,437,799

Telecommunications — 1.6%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019		1,758	$1,758,061
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		11,600	11,336,100
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		2,090	2,063,381
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		923	918,940

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	$2,207,600
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,613,888
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,767	5,739,829
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	970	928,984

		$27,566,783

Utilities — 1.4%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,222	$1,193,365
Term Loan, 3.25%, Maturing January 31, 2022	1,226	1,197,401
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	4,753	4,751,351
Term Loan, 4.00%, Maturing October 30, 2020	467	466,437
Term Loan, 3.50%, Maturing May 27, 2022	3,766	3,716,140
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,138	2,137,721
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	593	593,955
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,167	1,170,950
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	140,668
Term Loan, 5.00%, Maturing December 19, 2021	3,232	3,173,022
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,413	1,250,092
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	742	616,251
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	349	347,379
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	801	794,425
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,800	1,801,759
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	516	513,234

		$23,864,150

Total Senior Floating-Rate Interests (identified cost $1,074,466,155)		$1,029,589,636

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 58.9%

Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21		2,215	$2,303,600
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)		2,415	2,221,800
Hexcel Corp.
4.70%, 8/15/25		369	377,167
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		2,025	2,131,313
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	1,541,513
TransDigm, Inc.
7.50%, 7/15/21		460	481,850
6.00%, 7/15/22		2,850	2,671,875
6.50%, 7/15/24		2,785	2,631,407
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(8)		2,490	2,265,900

			$16,626,425

Agriculture — 0.0%(9)
Lorillard Tobacco Co.
7.00%, 8/4/41		237	$271,086

			$271,086

Automotive — 2.0%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		660	$662,475
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21		11,220	11,934,714
Fiat Chrysler Automobiles N.V.
5.25%, 4/15/23		1,885	1,767,188
Ford Motor Co.
6.625%, 10/1/28		910	1,056,584
General Motors Financial Co., Inc.
2.75%, 5/15/16		3,070	3,088,690
4.75%, 8/15/17		1,615	1,676,210
4.25%, 5/15/23		874	855,951
Jaguar Land Rover Automotive PLC
5.00%, 2/15/22(10)	GBP	400	601,693
Magna International, Inc.
4.15%, 10/1/25		945	947,406
Navistar International Corp.
8.25%, 11/1/21		3,125	2,519,531

Security	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18(8)(11)	2,785	$2,878,994
6.75%, 11/15/22(8)(11)	4,135	4,465,800
ZF North America Capital, Inc.
4.00%, 4/29/20(8)	1,200	1,145,250
4.50%, 4/29/22(8)	720	683,100
4.75%, 4/29/25(8)	630	578,025

		$34,861,611

Banks and Thrifts — 0.5%
Banco Bilbao Vizcaya Argentaria SA
4.875%, 4/21/25(8)	910	$868,777
Banco do Brasil SA
9.00% to 6/18/24, 6/29/49(8)(12)	801	474,248
Credit Suisse Group AG
6.25% to 12/18/24, 12/29/49(8)(12)	1,394	1,311,162
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,315	1,480,392
Morgan Stanley
4.35%, 9/8/26	1,578	1,590,274
Societe Generale SA
4.25%, 4/14/25(8)	910	864,537
8.25% to 11/29/18, 12/31/49(10)(12)	1,500	1,566,337

		$8,155,727

Beverage and Tobacco — 0.3%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,675,350
4.25%, 5/1/23	2,910	2,906,362

		$4,581,712

Brokerage / Securities Dealers / Investment Houses — 0.1%
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	1,210	$1,235,713

		$1,235,713

Building and Development — 1.9%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)	1,450	$1,455,438
Building Materials Corp. of America
5.375%, 11/15/24(8)	3,185	3,161,112
6.00%, 10/15/25(8)(13)	1,870	1,898,050

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)		1,855	$1,947,750
HD Supply, Inc.
7.50%, 7/15/20		3,650	3,814,250
5.25%, 12/15/21(8)		1,545	1,558,519
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		2,665	2,465,125
MDC Holdings, Inc.
5.625%, 2/1/20		778	811,065
6.00%, 1/15/43		657	535,455
Nortek, Inc.
8.50%, 4/15/21		1,840	1,941,200
Pfleiderer GmbH
7.875%, 8/1/19(10)	EUR	400	455,944
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,633,050
Rexel SA
5.25%, 6/15/20(8)		2,710	2,784,308
TRI Pointe Holdings, Inc.
4.375%, 6/15/19		1,725	1,699,125
5.875%, 6/15/24		2,235	2,201,475
USG Corp.
5.875%, 11/1/21(8)		870	906,975
5.50%, 3/1/25(8)		345	345,431

			$32,614,272

Business Equipment and Services — 1.9%
Acosta, Inc.
7.75%, 10/1/22(8)		5,360	$5,051,800
Audatex North America, Inc.
6.00%, 6/15/21(8)		2,445	2,459,034
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(8)(11)		1,700	1,708,500
Carlson Wagonlit B.V.
6.875%, 6/15/19(8)		3,970	4,099,025
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	4,127,992
National CineMedia, LLC
7.875%, 7/15/21		3,090	3,198,150
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,775	1,792,750
United Rentals North America, Inc.
7.375%, 5/15/20		4,375	4,615,625
8.25%, 2/1/21		203	214,673

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
United Rentals North America, Inc. (continued)
7.625%, 4/15/22		3,665	$3,912,388
6.125%, 6/15/23		1,060	1,062,650

			$32,242,587

Cable and Satellite Television — 3.7%
AMC Networks, Inc.
7.75%, 7/15/21		2,720	$2,890,272
4.75%, 12/15/22		915	865,819
Cable One, Inc.
5.75%, 6/15/22(8)		1,370	1,353,560
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	1,055,000
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,037,300
5.75%, 1/15/24		1,980	1,895,850
5.375%, 5/1/25(8)		3,605	3,294,069
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,495,050
5.25%, 6/1/24		355	280,894
DISH DBS Corp.
6.75%, 6/1/21		7,310	6,999,325
5.875%, 7/15/22		3,495	3,093,075
5.875%, 11/15/24		2,145	1,828,612
IAC/InterActiveCorp
4.875%, 11/30/18		1,825	1,882,031
Numericable-SFR SAS
4.875%, 5/15/19(8)		1,470	1,425,900
6.00%, 5/15/22(8)		4,660	4,502,725
6.25%, 5/15/24(8)		555	536,963
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,295	4,305,737
UPCB Finance V, Ltd.
7.25%, 11/15/21(8)		2,750	2,921,344
UPCB Finance VI, Ltd.
6.875%, 1/15/22(8)		1,823	1,922,737
Virgin Media Finance PLC
6.375%, 4/15/23(8)		10,705	10,691,619
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	705,062
5.25%, 1/15/26(8)		2,430	2,241,675
6.25%, 3/28/29(10)	GBP	500	745,975

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
VTR Finance B.V.
6.875%, 1/15/24(8)	1,575	$1,433,250

		$63,403,844

Chemicals and Plastics — 0.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V.
7.375%, 5/1/21(8)	2,810	$2,968,062
Chemours Co. (The)
6.625%, 5/15/23(8)	730	492,750
7.00%, 5/15/25(8)	1,235	815,100
LYB International Finance B.V.
4.00%, 7/15/23	423	425,821
Platform Specialty Products Corp.
6.50%, 2/1/22(8)	2,325	2,011,125
Polymer Group, Inc.
7.75%, 2/1/19	174	180,743
Tronox Finance, LLC
6.375%, 8/15/20	3,475	2,224,000
7.50%, 3/15/22(8)	910	577,850
Univar USA, Inc.
6.75%, 7/15/23(8)	860	801,950
W.R. Grace & Co.
5.125%, 10/1/21(8)	2,170	2,148,300
5.625%, 10/1/24(8)	490	482,037

		$13,127,738

Clothing / Textiles — 0.3%
PVH Corp.
7.75%, 11/15/23	3,740	$4,394,500

		$4,394,500

Commercial Services — 0.2%
Block Financial, LLC
4.125%, 10/1/20	1,900	$1,903,851
CEB, Inc.
5.625%, 6/15/23(8)	710	710,000
ExamWorks Group, Inc.
5.625%, 4/15/23	1,460	1,485,550

		$4,099,401

Security		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.3%
Spectrum Brands, Inc.
6.375%, 11/15/20		1,100	$1,169,162
5.75%, 7/15/25(8)		2,995	3,069,875
TMS International Corp.
7.625%, 10/15/21(8)		1,625	1,519,375

			$5,758,412

Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.25%, 1/31/19(8)		765	$765,000
3.337%, 12/15/19(8)(14)		1,020	984,300
7.00%, 11/15/20(8)		784	788,334
6.00%, 6/30/21(8)		615	590,400
Berry Plastics Corp.
6.00%, 10/15/22(8)(13)		970	977,275
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)		385	380,669
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		1,345	1,358,450
6.375%, 8/15/25(8)		625	632,422
Reynolds Group Holdings, Inc.
9.875%, 8/15/19		4,150	4,303,031
5.75%, 10/15/20		250	253,125
8.25%, 2/15/21		3,205	3,213,012
Smurfit Kappa Acquisitions
2.75%, 2/1/25(10)	EUR	400	426,400

			$14,672,418

Cosmetics / Toiletries — 0.2%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(11)		3,785	$3,690,375

			$3,690,375

Distribution & Wholesale — 0.2%
American Tire Distributors, Inc.
10.25%, 3/1/22(8)		3,480	$3,567,000

			$3,567,000

Diversified Financial Services — 0.9%
Barclays PLC
4.375%, 9/11/24		1,147	$1,113,280

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
BPCE SA
4.625%, 7/11/24(8)		1,775	$1,734,294
Citigroup, Inc.
4.30%, 11/20/26		1,092	1,084,270
Discover Financial Services
3.85%, 11/21/22		1,156	1,146,017
General Electric Capital Corp.
5.30%, 2/11/21		2,671	3,074,890
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27		1,183	1,350,845
Leucadia National Corp.
6.625%, 10/23/43		683	629,836
Lock AS
7.00%, 8/15/21(10)	EUR	400	469,869
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)		779	792,971
Quicken Loans, Inc.
5.75%, 5/1/25(8)		1,210	1,151,013
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		1,684	1,819,833
8.00% to 8/10/25, 12/29/49(12)		1,590	1,605,900

			$15,973,018

Drugs — 1.7%
AMAG Pharmaceuticals, Inc.
7.875%, 9/1/23(8)		1,600	$1,540,000
ConvaTec Finance International SA
8.25%, 1/15/19(8)(11)		4,815	4,748,794
Endo Finance, LLC/Endo FinCo, Inc.
7.25%, 12/15/20(8)		1,145	1,190,800
7.75%, 1/15/22(8)		185	195,869
6.00%, 7/15/23(8)		1,740	1,726,950
6.00%, 2/1/25(8)		1,640	1,609,250
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		3,790	3,695,250
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)		425	423,672
7.50%, 7/15/21(8)		1,615	1,667,487
5.50%, 3/1/23(8)		1,165	1,106,750
5.875%, 5/15/23(8)		6,135	5,897,269
6.125%, 4/15/25(8)		6,135	5,892,054

			$29,694,145

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
8.25%, 10/1/20	765	$766,912
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	1,122,375
5.125%, 6/1/21	900	913,500
Covanta Holding Corp.
6.375%, 10/1/22	1,800	1,845,000
5.875%, 3/1/24	900	861,750

		$5,509,537

Electric Utilities — 0.5%
Dynegy, Inc.
6.75%, 11/1/19	3,130	$3,153,475
7.375%, 11/1/22	2,490	2,521,125
7.625%, 11/1/24	2,120	2,151,800
E.CL SA
4.50%, 1/29/25(8)	637	636,124
FirstEnergy Transmission, LLC
5.45%, 7/15/44(8)	546	564,953

		$9,027,477

Electronics / Electrical — 2.0%
AES Panama SA
6.00%, 6/25/22(8)	463	$455,476
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)	1,090	1,106,350
8.875%, 1/1/20(8)	6,085	6,518,556
6.75%, 11/15/20(8)	4,240	4,467,900
Anixter, Inc.
5.50%, 3/1/23(8)	1,890	1,866,375
Comision Federal de Electricidad
4.875%, 5/26/21(8)	1,001	1,039,789
CommScope Holding Co., Inc.
6.625%, 6/1/20(8)(11)	1,615	1,661,431
Exelon Corp.
5.625%, 6/15/35	819	898,507
Flextronics International, Ltd.
4.75%, 6/15/25(8)	350	339,927
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	1,670	1,749,325
Infor US, Inc.
5.75%, 8/15/20(8)	1,490	1,485,344
6.50%, 5/15/22(8)	1,760	1,619,200

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Ingram Micro, Inc.
4.95%, 12/15/24		869	$898,546
Midamerican Funding, LLC
6.927%, 3/1/29		314	418,949
Molex Electronic Technologies, LLC
3.90%, 4/15/25(8)		1,524	1,488,669
NeuStar, Inc.
4.50%, 1/15/23		695	592,487
Nuance Communications, Inc.
5.375%, 8/15/20(8)		885	887,212
NXP B.V./NXP Funding, LLC
4.125%, 6/15/20(8)		1,000	1,005,000
5.75%, 2/15/21(8)		1,105	1,153,344
Rapid Holding GmbH
6.625%, 11/15/20(10)	EUR	400	430,856
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	857,090
Zebra Technologies Corp.
7.25%, 10/15/22(8)		4,020	4,291,350

			$35,231,683

Entertainment — 0.0%(9)
CPUK Finance, Ltd.
7.00%, 8/28/20(8)	GBP	400	$608,126

			$608,126

Equipment Leasing — 0.7%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(8)		2,361	$2,369,603
International Lease Finance Corp.
8.75%, 3/15/17		1,525	1,643,188
6.25%, 5/15/19		1,025	1,094,188
8.25%, 12/15/20		3,275	3,839,937
8.625%, 1/15/22		2,615	3,160,881

			$12,107,797

Financial Intermediaries — 2.7%
Ally Financial, Inc.
5.50%, 2/15/17		5,000	$5,137,500
6.25%, 12/1/17		3,295	3,467,987
8.00%, 12/31/18		250	276,250
CIT Group, Inc.
5.25%, 3/15/18		8,780	9,043,400

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corp.
6.75%, 11/1/20(8)		3,932	$4,118,770
11.25%, 1/15/21		1,801	1,972,095
10.625%, 6/15/21		1,251	1,374,536
11.75%, 8/15/21		1,791	1,991,931
General Motors Financial Co., Inc.
6.75%, 6/1/18		1,365	1,492,323
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		1,500	1,508,430
6.00%, 8/1/20		1,360	1,405,900
Janus Capital Group, Inc.
4.875%, 8/1/25		1,894	1,946,663
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(12)		2,640	2,752,200
McGraw Hill Financial, Inc.
4.40%, 2/15/26(8)		950	966,445
Navient Corp.
5.50%, 1/15/19		4,490	4,184,119
8.00%, 3/25/20		3,743	3,593,280
5.00%, 10/26/20		995	836,596
7.25%, 1/25/22		430	377,325
5.875%, 10/25/24		1,245	980,438

			$47,426,188

Financial Services — 0.3%
ABN AMRO Bank N.V.
4.75%, 7/28/25(8)		1,000	$994,856
BNP Paribas SA,
7.375% to 8/19/25, 12/29/49(8)(12)		1,496	1,507,220
Santander Holdings USA, Inc.
4.50%, 7/17/25		1,445	1,454,991
Trade and Development Bank of Mongolia, LLC
9.375%, 5/19/20(10)		1,450	1,420,977

			$5,378,044

Food Products — 0.9%
Boparan Finance PLC
5.25%, 7/15/19(10)	GBP	400	$567,281
BRF SA
3.95%, 5/22/23(8)		200	182,940
Corn Products International, Inc.
6.625%, 4/15/37		296	357,857

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dean Foods Co.
6.50%, 3/15/23(8)		1,875	$1,907,812
Delhaize Group SA
5.70%, 10/1/40		500	530,872
Iceland Bondco PLC
4.834%, 7/15/20(8)(14)	GBP	4,000	5,012,647
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		2,450	2,413,250
Post Holdings, Inc.
6.75%, 12/1/21(8)		570	571,425
7.75%, 3/15/24(8)		1,495	1,536,112
8.00%, 7/15/25(8)		745	768,747
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	889,200

			$14,738,143

Food Service — 0.3%
NPC International, Inc.
10.50%, 1/15/20		4,405	$4,603,225

			$4,603,225

Food / Drug Retailers — 0.3%
ESAL GmbH
6.25%, 2/5/23(8)		1,410	$1,300,725
Rite Aid Corp.
6.125%, 4/1/23(8)		4,230	4,214,137

			$5,514,862

Forest Products — 0.1%
Domtar Corp.
10.75%, 6/1/17		677	$771,362

			$771,362

Health Care — 4.6%
Alere, Inc.
7.25%, 7/1/18		485	$506,219
6.50%, 6/15/20		1,055	1,076,100
6.375%, 7/1/23(8)		2,635	2,681,112
Amgen, Inc.
4.95%, 10/1/41		660	666,004
AmSurg Corp.
5.625%, 11/30/20		1,865	1,902,300
5.625%, 7/15/22		1,690	1,694,225

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Capsugel SA
7.00%, 5/15/19(8)(11)		780	$779,513
Centene Corp.
4.75%, 5/15/22		870	870,000
Cerberus Nightingale 1 S.a.r.l.
8.25%, 2/1/20(10)	EUR	400	452,547
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		4,830	4,950,750
7.125%, 7/15/20		2,785	2,903,362
6.875%, 2/1/22		3,455	3,536,918
ConvaTec Healthcare E SA
10.50%, 12/15/18(8)		2,235	2,310,431
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)		2,065	2,018,538
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(8)		1,640	1,756,850
5.875%, 1/31/22(8)		1,365	1,470,788
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22		1,235	1,228,825
HCA Holdings, Inc.
6.25%, 2/15/21		1,710	1,825,425
HCA, Inc.
6.50%, 2/15/20		3,215	3,512,387
7.50%, 2/15/22		2,930	3,318,225
4.75%, 5/1/23		1,125	1,131,750
Healthcare Realty Trust
3.875%, 5/1/25		306	298,023
HealthSouth Corp.
5.75%, 11/1/24(8)		1,080	1,069,200
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)		1,030	1,037,725
Hologic, Inc.
5.25%, 7/15/22(8)		2,835	2,870,437
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		3,115	3,268,414
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)		1,210	1,160,088
5.625%, 10/15/23(8)		3,440	3,143,300
5.50%, 4/15/25(8)		1,215	1,087,425
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)		5,170	5,182,925
Opal Acquisition, Inc.
8.875%, 12/15/21(8)		1,960	1,852,200

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sterigenics-Nordion Holdings, LLC
6.50%, 5/15/23(8)		1,820	$1,810,900
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)		1,475	1,467,625
Teleflex, Inc.
5.25%, 6/15/24		790	797,900
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,898,213
8.125%, 4/1/22		6,185	6,589,499
6.75%, 6/15/23		2,370	2,358,150
WellCare Health Plans, Inc.
5.75%, 11/15/20		4,015	4,190,656

			$80,674,949

Holding Company – Diversified — 0.6%
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)		3,370	$3,416,337
Horizon Pharma Financing, Inc.
6.625%, 5/1/23(8)		3,675	3,256,969
HRG Group, Inc.
7.875%, 7/15/19(8)		1,625	1,690,000
7.875%, 7/15/19		2,155	2,241,200
Monitchem HoldCo 2 SA
6.875%, 6/15/22(10)	EUR	400	407,940

			$11,012,446

Home Furnishings — 0.3%
Magnolia BC SA
9.00%, 8/1/20(10)	EUR	400	$478,247
Tempur Sealy International, Inc.
6.875%, 12/15/20		3,125	3,320,312
5.625%, 10/15/23(8)		1,445	1,450,419

			$5,248,978

Homebuilders / Real Estate — 0.0%(9)
Bormioli Rocco Holdings SA
10.00%, 8/1/18(10)	EUR	400	$464,749

			$464,749

Industrial Equipment — 0.6%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(8)		1,945	$1,697,013

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	1,920	$1,852,800
CNH Industrial Capital, LLC
6.25%, 11/1/16	2,055	2,103,806
3.625%, 4/15/18	2,500	2,442,200
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(15)	70	35,507
Kennametal, Inc.
3.875%, 2/15/22	883	897,122
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(11)	1,980	1,603,800

		$10,632,248

Insurance — 0.8%
CNO Financial Group, Inc.
4.50%, 5/30/20	1,430	$1,462,175
Genworth Financial, Inc.
7.70%, 6/15/20	306	309,825
7.625%, 9/24/21	1,654	1,616,785
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(11)	1,695	1,644,150
Hub International, Ltd.
7.875%, 10/1/21(8)	2,325	2,226,187
Marsh and McLennan Cos., Inc.
3.75%, 3/14/26	945	952,644
Principal Financial Group, Inc.
6.05%, 10/15/36	309	360,707
4.35%, 5/15/43	455	430,435
Prudential Financial, Inc.
4.60%, 5/15/44	750	759,853
USI, Inc.
7.75%, 1/15/21(8)	2,670	2,623,275
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)	1,655	1,588,800
XLIT, Ltd.
6.50% to 4/15/17, 10/29/49(12)	583	464,360

		$14,439,196

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22(8)	3,215	$3,263,225
5.875%, 2/15/25(8)	4,600	4,749,500

		$8,012,725

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 0.9%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)		1,190	$1,267,350
AMC Entertainment, Inc.
5.75%, 6/15/25		250	243,750
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,679,375
NCL Corp., Ltd.
5.00%, 2/15/18		1,445	1,470,288
5.25%, 11/15/19(8)		985	1,009,014
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(10)	CHF	600	635,645
Regal Entertainment Group
5.75%, 3/15/22		1,030	1,015,838
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16		660	683,100
7.25%, 3/15/18		1,680	1,839,600
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	846,450
Viking Cruises, Ltd.
8.50%, 10/15/22(8)		1,650	1,815,000
6.25%, 5/15/25(8)		1,690	1,660,425

			$16,165,835

Lodging and Casinos — 1.6%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)		2,006	$1,414,286
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		2,175	1,794,375
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,696,375
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		3,645	3,781,688
MGM Resorts International
6.625%, 12/15/21		2,455	2,528,650
7.75%, 3/15/22		3,970	4,242,937
6.00%, 3/15/23		2,460	2,392,350
Playa Resorts Holding B.V.
8.00%, 8/15/20(8)		1,220	1,238,300
Station Casinos, LLC
7.50%, 3/1/21		1,560	1,630,200
Studio City Finance, Ltd.
8.50%, 12/1/20(8)		4,085	3,819,475

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)	3,565	$2,014,225

		$27,552,861

Manufacturing — 0.2%
Bombardier, Inc.
5.50%, 9/15/18(8)	615	$535,050
7.50%, 3/15/25(8)	1,855	1,400,525
Trinity Industries, Inc.
4.55%, 10/1/24	833	788,600

		$2,724,175

Media — 0.1%
CCO Safari II, LLC
6.384%, 10/23/35(8)	452	$458,521
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)	930	854,438

		$1,312,959

Metals / Mining — 0.3%
Alcoa, Inc.
5.95%, 2/1/37	683	$618,115
FMG Resources August 2006 Pty Ltd.
6.875%, 4/1/22(8)	728	473,200
Glencore Finance Canada, Ltd.
5.80%, 11/15/16(8)	949	901,783
Glencore Funding, LLC
4.00%, 4/16/25(8)	1,300	1,006,131
Newcrest Finance Pty Ltd.
5.75%, 11/15/41(8)	794	602,833
Southern Copper Corp.
5.25%, 11/8/42	928	706,663
Timken Co. (The)
3.875%, 9/1/24	851	819,619

		$5,128,344

Nonferrous Metals / Minerals — 0.9%
Barrick International Barbados Corp.
6.35%, 10/15/36(8)	550	$491,374
Eldorado Gold Corp.
6.125%, 12/15/20(8)	3,315	2,917,200
Imperial Metals Corp.
7.00%, 3/15/19(8)	880	831,600

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	4,000	$3,780,000
New Gold, Inc.
6.25%, 11/15/22(8)	1,535	1,293,238
Novelis, Inc.
8.375%, 12/15/17	1,565	1,520,006
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(8)	2,330	2,073,234
SunCoke Energy, Inc.
7.625%, 8/1/19	92	92,989
Teck Resources, Ltd.
4.75%, 1/15/22	2,060	1,325,184
Vale, Inc.
6.875%, 11/21/36	637	508,963

		$14,833,788

Oil and Gas — 7.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,266,788
7.00%, 5/20/22	4,620	4,758,600
AmeriGas Partners L.P./AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,589,625
Anadarko Finance Co.
7.50%, 5/1/31	655	801,452
Antero Resources Corp.
6.00%, 12/1/20	473	439,890
5.375%, 11/1/21	3,515	3,110,775
5.625%, 6/1/23(8)	1,270	1,120,775
Apache Corp.
6.00%, 1/15/37	479	512,520
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	2,015	1,924,325
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	1,417,050
California Resources Corp.
5.50%, 9/15/21	1,840	1,131,600
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	1,105	1,096,160
Chesapeake Energy Corp.
7.25%, 12/15/18	4,415	3,675,487
3.539%, 4/15/19(14)	2,045	1,457,063
6.125%, 2/15/21	1,825	1,280,922
5.75%, 3/15/23	1,301	855,000

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	455	$459,944
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,836,000
6.50%, 1/15/22	685	675,581
5.50%, 10/1/22	1,365	1,306,988
5.50%, 4/1/23	5,200	4,966,000
Continental Resources, Inc.
5.00%, 9/15/22	1,302	1,140,878
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	2,840	2,740,600
7.75%, 2/15/23(8)	2,450	2,413,250
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	5,074,540
Denbury Resources, Inc.
5.50%, 5/1/22	675	403,313
Ecopetrol SA
5.875%, 5/28/45	756	574,560
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	3,275	3,045,750
8.125%, 9/15/23(8)	975	940,875
Energy Transfer Equity, L.P.
5.875%, 1/15/24	1,150	1,040,750
Ensco PLC
5.20%, 3/15/25	1,474	1,124,184
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	2,065	1,662,325
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	885	785,216
Gulfport Energy Corp.
7.75%, 11/1/20	4,445	4,389,437
6.625%, 5/1/23(8)	2,420	2,238,500
Halcon Resources Corp.
8.625%, 2/1/20(8)	735	613,725
Harvest Operations Corp.
6.875%, 10/1/17	920	800,400
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.50%, 3/1/20	615	587,325
Laredo Petroleum, Inc.
7.375%, 5/1/22	2,640	2,567,400
Matador Resources Co.
6.875%, 4/15/23(8)	2,675	2,581,375

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
MEG Energy Corp.
6.375%, 1/30/23(8)	1,820	$1,433,250
Memorial Resource Development Corp.
5.875%, 7/1/22	4,580	4,190,700
Murphy Oil Corp.
3.70%, 12/1/22	901	750,210
Noble Energy, Inc.
5.625%, 5/1/21	1,715	1,727,333
5.875%, 6/1/22	2,695	2,693,580
Oceaneering International, Inc.
4.65%, 11/15/24	855	815,250
Odebrecht Oil & Gas Finance, Ltd.
7.00% to 6/17/24, 12/29/49(8)(12)	1,301	254,996
Pacific Drilling SA
5.375%, 6/1/20(8)	1,274	758,030
Pacific Rubiales Energy Corp.
5.625%, 1/19/25(8)	910	324,188
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	1,250	1,081,250
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	2,545	2,616,260
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23(8)	1,800	1,570,500
Petrobras Global Finance B.V.
4.875%, 3/17/20	2,160	1,587,600
Precision Drilling Corp.
6.50%, 12/15/21	1,390	1,188,450
Rowan Cos., Inc.
7.875%, 8/1/19	1,356	1,346,018
5.40%, 12/1/42	419	249,167
RSP Permian, Inc.
6.625%, 10/1/22	3,090	2,981,850
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,394,300
5.625%, 4/15/23	3,051	2,753,527
5.75%, 5/15/24	1,640	1,467,800
5.625%, 3/1/25(8)	3,950	3,490,812
SESI, LLC
6.375%, 5/1/19	2,595	2,591,756
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	4,390	4,148,550
6.75%, 5/1/23(8)	2,225	1,924,625
Seventy Seven Energy, Inc.
6.50%, 7/15/22	1,255	495,725
Seventy Seven Operating, LLC
6.625%, 11/15/19	1,100	693,000

Security		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
SM Energy Co.
6.125%, 11/15/22		870	$809,970
6.50%, 1/1/23		1,995	1,865,325
Southwestern Energy Co.
4.10%, 3/15/22		1,738	1,574,828
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)		1,835	1,802,887
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)		630	620,550
6.25%, 10/15/22(8)		1,505	1,474,900
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)		1,375	584,375
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24		385	345,373
WPX Energy, Inc.
5.25%, 1/15/17		770	770,000

			$126,783,883

Packaging & Containers — 0.0%(9)
Horizon Holdings I SASU
7.25%, 8/1/23(8)	EUR	500	$562,630

			$562,630

Pharmaceuticals — 0.0%(9)
Actavis Funding SCS
3.00%, 3/12/20		480	$481,739

			$481,739

Pipelines — 0.2%
Plains All America Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25		1,315	$1,322,998
Regency Energy Partners, L.P./Regency Energy Finance Corp.
5.00%, 10/1/22		1,592	1,557,087

			$2,880,085

Publishing — 1.2%
Laureate Education, Inc.
9.25%, 9/1/19(8)		15,880	$12,525,350
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21		4,645	5,097,887

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Publishing (continued)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(11)	1,020	$1,018,725
Tribune Media Co.
5.875%, 7/15/22(8)	2,390	2,324,275

		$20,966,237

Radio and Television — 0.7%
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	$470,587
Series A, 6.50%, 11/15/22	1,100	1,098,625
Series B, 6.50%, 11/15/22	2,130	2,145,975
iHeartCommunications, Inc.
9.00%, 12/15/19	226	194,078
11.25%, 3/1/21	1,505	1,299,944
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,248,437
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	745	759,900
6.00%, 7/15/24(8)	2,830	2,851,225
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,466,325
Univision Communications, Inc.
5.125%, 5/15/23(8)	1,260	1,203,300

		$12,738,396

Real Estate Investment Trusts (REITs) — 0.3%
ARC Properties Operating Partnership, L.P.
3.00%, 2/6/19	692	$661,725
CBL & Associates, L.P.
4.60%, 10/15/24	878	860,268
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	485	417,100
DDR Corp.
3.625%, 2/1/25	455	434,658
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	1,260	1,244,250
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	1,215	1,215,000

		$4,833,001

Retail — 0.7%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(11)	1,505	$583,188

Security		Principal Amount* (000’s omitted)	Value

Retail (continued)
Dollar Tree, Inc.
5.25%, 3/1/20(8)		1,905	$1,962,912
5.75%, 3/1/23(8)		6,595	6,875,287
Kirk Beauty Zero GmbH
6.25%, 7/15/22(8)	EUR	500	578,643
PizzaExpress Financing 2 PLC
6.625%, 8/1/21(10)	GBP	400	614,771
Vista Outdoor, Inc.
5.875%, 10/1/23(8)		1,620	1,652,400

			$12,267,201

Retailers (Except Food and Drug) — 2.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,362,282
6.00%, 4/1/22(8)		4,775	4,858,562
Best Buy Co., Inc.
5.00%, 8/1/18		1,120	1,187,200
Gap, Inc. (The)
5.95%, 4/12/21		295	319,730
Hot Topic, Inc.
9.25%, 6/15/21(8)		4,550	4,390,750
L Brands, Inc.
8.50%, 6/15/19		3,325	3,898,562
6.625%, 4/1/21		6,135	6,840,525
5.625%, 2/15/22		790	838,388
Levi Strauss & Co.
6.875%, 5/1/22		2,125	2,289,687
Michaels Stores, Inc.
5.875%, 12/15/20(8)		1,775	1,859,313
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	4,279,537
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(8)(11)		1,270	1,314,450
Party City Holdings, Inc.
6.125%, 8/15/23(8)		1,625	1,645,313
Petco Animal Supplies, Inc.
9.25%, 12/1/18(8)		3,515	3,576,512
Petco Holdings, Inc.
8.50%, 10/15/17(8)(11)		1,425	1,439,250
Radio Systems Corp.
8.375%, 11/1/19(8)		3,300	3,469,125
Ross Stores, Inc.
3.375%, 9/15/24		182	181,238

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	1,225	$1,283,188
Wal-Mart Stores, Inc.
4.30%, 4/22/44	700	717,787
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	846	844,122

		$47,595,521

Road & Rail — 0.1%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	800	$786,000
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	1,045	1,039,775

		$1,825,775

Software and Services — 0.7%
HP Enterprise Co.
3.60%, 10/15/20(8)(13)	950	$949,734
IHS, Inc.
5.00%, 11/1/22	2,240	2,158,800
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(11)	2,090	1,847,038
Italics Merger Sub, Inc.
7.125%, 7/15/23(8)	3,225	3,087,937
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)	2,650	2,703,000
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	2,350	1,421,750

		$12,168,259

Steel — 0.3%
ArcelorMittal
7.00%, 2/25/22	4,000	$3,660,000
JMC Steel Group, Inc.
8.25%, 3/15/18(8)	2,635	1,804,975
Steel Dynamics, Inc.
6.375%, 8/15/22	500	493,750

		$5,958,725

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	983	$1,081,300
4.50%, 10/1/25	370	378,007

Security		Principal Amount* (000’s omitted)	Value

Super Retail (continued)
Dufry Finance SCA
4.50%, 8/1/23(10)	EUR	500	$571,298

			$2,030,605

Surface Transport — 0.6%
Hertz Corp. (The)
6.25%, 10/15/22		690	$695,175
XPO Logistics, Inc.
7.875%, 9/1/19(8)		7,440	7,281,900
6.50%, 6/15/22(8)		3,295	2,798,691

			$10,775,766

Technology — 0.5%
Abengoa Finance S.A.U.
7.75%, 2/1/20(8)		1,125	$462,656
International Game Technology PLC
6.50%, 2/15/25(8)		720	651,600
Israel Electric Corp, Ltd.
5.00%, 11/12/24(8)(10)		1,000	1,025,360
KLA-Tencor Corp.
4.65%, 11/1/24		864	865,299
Micron Technology, Inc.
5.25%, 8/1/23(8)		2,160	2,014,200
5.625%, 1/15/26(8)		2,420	2,184,050
Seagate HDD Cayman
4.75%, 6/1/23		910	895,191
Western Union Co. (The)
6.20%, 11/17/36		637	618,166

			$8,716,522

Telecommunications — 6.4%
Altice Financing SA
6.625%, 2/15/23(8)		2,580	$2,483,250
Altice Finco SA
7.625%, 2/15/25(8)		680	635,800
Altice SA
7.75%, 5/15/22(8)		3,120	2,847,000
7.625%, 2/15/25(8)		1,290	1,133,588
AT&T, Inc.
4.35%, 6/15/45		455	390,510
Avaya, Inc.
9.00%, 4/1/19(8)		2,250	1,878,750
10.50%, 3/1/21(8)		4,210	1,957,852

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Axtel SAB de CV
9.00%, 1/31/20(8)		860	$782,600
CenturyLink, Inc.
5.80%, 3/15/22		375	324,375
6.75%, 12/1/23		2,250	1,963,125
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20, 12/29/49(8)(12)		1,593	1,493,437
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)		2,595	2,496,079
CommScope, Inc.
4.375%, 6/15/20(8)		1,475	1,467,625
Digicel, Ltd.
6.00%, 4/15/21(8)		1,450	1,323,125
6.75%, 3/1/23(8)		2,230	2,018,150
Equinix, Inc.
5.375%, 1/1/22		735	735,000
Frontier Communications Corp.
6.25%, 9/15/21		1,600	1,340,000
10.50%, 9/15/22(8)		685	667,875
7.625%, 4/15/24		285	239,400
6.875%, 1/15/25		1,845	1,501,369
11.00%, 9/15/25(8)		1,960	1,901,200
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,137,534
Intelsat Jackson Holdings SA
7.25%, 10/15/20		2,350	2,164,937
7.50%, 4/1/21		250	231,563
Intelsat Luxembourg SA
7.75%, 6/1/21		6,065	3,964,994
8.125%, 6/1/23		4,100	2,685,500
Interoute Finco PLC
7.375%, 10/15/20(10)(13)	EUR	400	443,161
Matterhorn Telecom SA
3.625%, 5/1/22(10)	CHF	600	540,222
Neptune Finco Corp.
10.125%, 1/15/23(8)(13)		2,880	2,912,400
10.875%, 10/15/25(8)(13)		3,350	3,391,875
Oi SA
5.75%, 2/10/22(8)		1,092	518,700
Plantronics, Inc.
5.50%, 5/31/23(8)		2,370	2,381,850
Play Topco SA
7.75%, 2/28/20(10)(11)	EUR	400	453,664

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
SBA Telecommunications, Inc.
5.75%, 7/15/20		1,985	$2,051,994
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,064,700
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,243,755
9.00%, 11/15/18(8)		13,520	14,229,800
7.00%, 8/15/20		4,810	4,028,375
6.00%, 11/15/22		250	188,750
Sprint Corp.
7.25%, 9/15/21		2,060	1,691,775
7.875%, 9/15/23		8,550	6,941,531
7.625%, 2/15/25		1,870	1,452,756
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,819,500
6.25%, 4/1/21		1,100	1,098,900
6.633%, 4/28/21		1,735	1,743,675
6.731%, 4/28/22		620	620,000
6.625%, 4/1/23		1,670	1,657,475
6.375%, 3/1/25		2,160	2,068,200
Telecom Italia Capital SA
7.721%, 6/4/38		546	595,140
Verizon Communications, Inc.
4.50%, 9/15/20		664	718,989
6.55%, 9/15/43		400	475,169
Virgin Media Finance PLC
5.75%, 1/15/25(8)		2,015	1,899,137
Wind Acquisition Finance SA
5.229%, 4/30/19(8)(14)	EUR	600	673,189
3.981%, 7/15/20(8)(14)	EUR	625	696,489
4.00%, 7/15/20(10)	EUR	400	442,490
4.75%, 7/15/20(8)		3,800	3,771,500
7.375%, 4/23/21(8)		2,540	2,514,600
Windstream Corp.
7.50%, 6/1/22		1,870	1,418,862
6.375%, 8/1/23		180	130,383
Windstream Services, LLC
7.75%, 10/1/21		1,265	986,700

			$111,630,344

Utilities — 0.8%
AES Corp. (The)
5.50%, 3/15/24		760	$677,540

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
AES Gener SA
5.25%, 8/15/21(8)	660	$692,816
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)	1,915	1,752,225
Calpine Corp.
5.375%, 1/15/23	1,905	1,785,937
5.75%, 1/15/25	610	572,638
Enel SpA
8.75% to 9/24/23, 9/24/73(8)(12)	1,092	1,256,859
ITC Holdings Corp.
5.30%, 7/1/43	660	704,235
NRG Energy, Inc.
8.25%, 9/1/20	2,330	2,404,560
7.875%, 5/15/21	2,015	2,052,781
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(12)	325	277,154
Southwestern Electric Power Co.
6.20%, 3/15/40	696	853,029
TerraForm Global Operating, LLC
9.75%, 8/15/22(8)	1,080	866,700

		$13,896,474

Total Corporate Bonds & Notes (identified cost $1,075,997,629)		$1,024,200,844

Foreign Government and Agency Securities — 3.2%

Security	Principal Amount* (000’s omitted)	Value

Angola — 0.1%
Republic of Angola Via Northern Lights III B.V.
7.00%, 8/16/19(10)	1,200	$1,138,848

Total Angola		$1,138,848

Argentina — 0.1%
Republic of Argentina
8.28%, 12/31/33(16)	3,645	$3,210,164

Total Argentina		$3,210,164

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(10)	200	$190,438
7.15%, 3/26/25(10)	950	900,809

Total Armenia		$1,091,247

Security		Principal Amount* (000’s omitted)	Value

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(10)		4,200	$3,728,739

Total Barbados			$3,728,739

Brazil — 0.1%
Federative Republic of Brazil
6.00%, 1/17/17		1,408	$1,466,432

Total Brazil			$1,466,432

Colombia — 0.1%
Republic of Colombia
7.375%, 1/27/17		1,375	$1,481,562

Total Colombia			$1,481,562

Congo — 0.1%
Republic of Congo
4.00% to 6/30/17, 6/30/29(10)(17)		1,282	$1,068,321

Total Congo			$1,068,321

Cyprus — 0.1%
Republic of Cyprus
3.875%, 5/6/22(10)	EUR	1,615	$1,829,287
4.625%, 2/3/20(8)(10)	EUR	120	141,624
4.75%, 6/25/19(10)	EUR	415	492,972

Total Cyprus			$2,463,883

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(10)		2,000	$2,360,000

Total Dominican Republic			$2,360,000

Ecuador — 0.2%
Republic of Ecuador
9.375%, 12/15/15(10)		1,350	$1,323,000
10.50%, 3/24/20(10)		1,000	755,000
10.50%, 3/24/20(8)		1,965	1,522,875

Total Ecuador			$3,600,875

Egypt — 0.0%(9)
Arab Republic of Egypt
5.875%, 6/11/25(8)		244	$231,190

Total Egypt			$231,190

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Fiji — 0.2%
Republic of Fiji
6.625%, 10/2/20(10)(13)		2,443	$2,402,324
9.00%, 3/15/16(10)(13)		1,000	1,012,850

Total Fiji			$3,415,174

Indonesia — 0.1%
Republic of Indonesia
6.875%, 3/9/17(10)		1,351	$1,450,619

Total Indonesia			$1,450,619

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/28(10)		2,250	$1,560,276

Total Iraq			$1,560,276

Ivory Coast — 0.1%
Ivory Coast
5.75%, 12/31/32(10)		2,500	$2,188,865

Total Ivory Coast			$2,188,865

Kazakhstan — 0.1%
Kazakhstan Government International Bond
5.125%, 7/21/25(8)		2,040	$1,981,350
6.50%, 7/21/45(8)		220	208,494

Total Kazakhstan			$2,189,844

Kenya — 0.1%
Republic of Kenya
6.875%, 6/24/24(8)		200	$182,200
6.875%, 6/24/24(10)		1,000	911,000

Total Kenya			$1,093,200

Lebanon — 0.1%
Lebanese Republic
5.00%, 10/12/17(10)		1,800	$1,818,846

Total Lebanon			$1,818,846

Macedonia — 0.1%
Republic of Macedonia
3.975%, 7/24/21(10)	EUR	2,500	$2,725,757

Total Macedonia			$2,725,757

Security		Principal Amount* (000’s omitted)	Value

Mexico — 0.1%
Government of Mexico
5.625%, 1/15/17		1,408	$1,496,000

Total Mexico			$1,496,000

Mongolia — 0.0%(9)
Mongolia Government International Bond
5.125%, 12/5/22(10)		200	$164,752

Total Mongolia			$164,752

Montenegro — 0.0%(9)
Republic of Montenegro
3.875%, 3/18/20(8)	EUR	650	$695,957

Total Montenegro			$695,957

Nigeria — 0.1%
Republic of Nigeria
5.125%, 7/12/18(10)		1,800	$1,734,750

Total Nigeria			$1,734,750

Russia — 0.1%
Russian Federation
3.25%, 4/4/17(10)		1,400	$1,408,851

Total Russia			$1,408,851

Rwanda — 0.1%
Republic of Rwanda
6.625%, 5/2/23(10)		1,200	$1,137,240

Total Rwanda			$1,137,240

Serbia — 0.1%
Republic of Serbia
5.25%, 11/21/17(10)		200	$207,750
5.875%, 12/3/18(10)		980	1,027,775

Total Serbia			$1,235,525

Sweden — 0.1%
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(8)(12)		900	$903,510

Total Sweden			$903,510

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Tanzania — 0.1%
United Republic of Tanzania
6.538%, 3/9/20(10)(14)	1,200	$1,149,000

Total Tanzania		$1,149,000

Turkey — 0.1%
Republic of Turkey
7.00%, 9/26/16	1,381	$1,446,597

Total Turkey		$1,446,597

Venezuela — 0.2%
Bolivarian Republic of Venezuela
9.25%, 9/15/27	8,750	$3,456,250

Total Venezuela		$3,456,250

Zambia — 0.1%
Republic of Zambia
5.375%, 9/20/22(10)	585	$418,860
8.97%, 7/30/27(8)	1,191	976,620

Total Zambia		$1,395,480

Total Foreign Government and Agency Securities (identified cost $56,521,876)		$54,507,754

Mortgage Pass-Throughs — 15.8%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.443%, with maturity at 2035(18)	$4,311	$4,601,660
5.00%, with various maturities to 2019(19)	5,017	5,251,898
5.50%, with various maturities to 2032	2,119	2,299,952
6.00%, with various maturities to 2031	1,017	1,094,724
6.50%, with various maturities to 2036	10,049	11,647,903
7.00%, with various maturities to 2036(19)	10,610	12,300,408
7.13%, with maturity at 2023	178	198,668
7.50%, with various maturities to 2035	7,032	8,223,806
7.65%, with maturity at 2022	178	198,105
8.00%, with various maturities to 2030	4,194	4,766,170
8.25%, with maturity at 2020	102	110,633
8.30%, with maturity at 2020	377	411,107
8.50%, with various maturities to 2031	3,548	4,166,391
9.00%, with various maturities to 2031	631	702,290
9.50%, with various maturities to 2025	609	659,712

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.: (continued)
10.00%, with maturity at 2020	$67		$72,399
10.50%, with maturity at 2020	56		62,213

			$56,768,039

Federal National Mortgage Association:
2.462%, with maturity at 2036(13)(18)	$20,269		$21,538,921
2.494%, with maturity at 2022(18)	611		624,530
2.596%, with maturity at 2036(18)	1,819		1,860,020
4.50%, with maturity at 2042(19)	14,486		15,756,369
5.00%, with various maturities to 2040(19)	19,987		21,949,696
5.087%, with maturity at 2037(18)	3,296		3,393,432
5.50%, with various maturities to 2033	1,987		2,217,176
6.00%, with various maturities to 2033	6,016		6,738,423
6.32%, with maturity at 2032(18)	5,891		6,541,851
6.50%, with various maturities to 2036(19)	41,811		48,442,878
6.75%, with maturity at 2023	93		104,417
7.00%, with various maturities to 2037	19,129		22,344,966
7.50%, with various maturities to 2035	7,922		9,380,206
7.994%, with maturity at 2027(20)	605		701,542
8.00%, with various maturities to 2034	2,730		3,202,191
8.25%, with maturity at 2018	1		1,443
8.258%, with maturity at 2029(20)	200		233,630
8.30%, with maturity at 2024(20)	30		34,950
8.327%, with maturity at 2028(20)	196		227,878
8.50%, with various maturities to 2030	2,948		3,384,959
8.601%, with maturity at 2027(20)	241		280,976
8.745%, with maturity at 2018(20)	37		38,188
9.00%, with various maturities to 2027	3,884		4,459,921
9.496%, with maturity at 2025(20)	118		130,024
9.50%, with various maturities to 2030	1,003		1,131,288
9.789%, with maturity at 2019(20)	52		55,067
10.00%, with various maturities to 2020	199		214,949
10.50%, with maturity at 2021	169		191,791
11.50%, with maturity at 2016	—	(27)	369

			$175,182,051

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,035		$1,160,796
6.50%, with various maturities to 2032(19)	7,597		8,629,800
7.00%, with various maturities to 2033	5,311		6,200,869
7.50%, with various maturities to 2032(19)	11,102		12,882,942
8.00%, with various maturities to 2034(19)	6,575		7,779,462
8.30%, with maturity at 2020	196		215,271
8.50%, with various maturities to 2022	361		407,937
9.00%, with various maturities to 2026	1,527		1,764,829
9.50%, with various maturities to 2026	2,288		2,620,819

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
10.00%, with maturity at 2019	$104	$114,086

		$41,776,811

Total Mortgage Pass-Throughs (identified cost $263,205,766)		$273,726,901

Collateralized Mortgage Obligations — 13.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$562	$625,132
Series 1497, Class K, 7.00%, 4/15/23	550	621,576
Series 1529, Class Z, 7.00%, 6/15/23	782	884,375
Series 1620, Class Z, 6.00%, 11/15/23	649	722,150
Series 1677, Class Z, 7.50%, 7/15/23	478	548,118
Series 1702, Class PZ, 6.50%, 3/15/24	5,501	6,195,873
Series 2113, Class QG, 6.00%, 1/15/29	1,127	1,285,519
Series 2122, Class K, 6.00%, 2/15/29	209	237,297
Series 2130, Class K, 6.00%, 3/15/29	142	160,772
Series 2167, Class BZ, 7.00%, 6/15/29	149	171,446
Series 2182, Class ZB, 8.00%, 9/15/29	1,483	1,783,272
Series 2198, Class ZA, 8.50%, 11/15/29	1,773	2,133,026
Series 2245, Class A, 8.00%, 8/15/27	4,425	5,311,980
Series 2458, Class ZB, 7.00%, 6/15/32	1,480	1,747,692
Series 3727, (Interest Only), Class PS, 6.494%, 11/15/38(21)(22)	9,540	763,124
Series 3762, Class SH, 9.606%, 11/15/40(21)	1,253	1,674,543
Series 3780, (Interest Only), Class PS, 6.244%, 8/15/35(21)(22)	6,758	320,866
Series 3973, (Interest Only), Class SG, 6.444%, 4/15/30(21)(22)	8,377	1,011,742
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(22)	8,916	1,199,281
Series 4070, (Interest Only), Class S, 5.894%, 6/15/32(21)(22)	14,706	2,849,939
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(22)	19,016	2,873,014
Series 4095, (Interest Only), Class HS, 5.894%, 7/15/32(21)(22)	6,411	1,350,895
Series 4109, (Interest Only), Class ES, 5.944%, 12/15/41(21)(22)	4,245	156,795
Series 4109, (Interest Only), Class KS, 5.894%, 5/15/32(21)(22)	12,354	999,552
Series 4110, (Interest Only), Class SA, 5.444%, 9/15/42(21)(22)	9,956	1,523,835

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4149, (Interest Only), Class S, 6.044%, 1/15/33(21)(22)	$7,061	$1,450,174
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(22)	10,010	554,125
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(22)	6,227	709,854
Series 4203, (Interest Only), Class QS, 6.044%, 5/15/43(21)(22)	5,659	1,234,222
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(22)	7,490	398,681
Series 4273, Class PU, 4.00%, 11/15/43	7,783	7,909,929
Series 4273, Class SP, 11.475%, 11/15/43(21)	1,729	2,114,772
Series 4313, Class SY, 11.449%, 3/15/44(21)	1,180	1,291,565
Series 4316, (Interest Only), Class JS, 5.894%, 1/15/44(21)(22)	6,324	974,211
Series 4326, Class TS, 13.13%, 4/15/44(21)	4,647	5,303,970
Series 4336, Class GU, 3.50%, 2/15/53	6,598	6,724,630
Series 4407, Class LN, 8.861%, 12/15/43(21)	2,341	2,601,010
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(23)	1,628	1,311,523
Series 4443, Class ZJ, 3.00%, 9/15/44	374	376,143
Series 4450, Class DS, 5.69%, 9/15/44(21)	4,777	4,822,708
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(23)	9,140	8,421,711

		$83,351,042

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$50	$51,835
Series G92-44, Class ZQ, 8.00%, 7/25/22	81	84,344
Series G92-46, Class Z, 7.00%, 8/25/22	309	342,227
Series G92-60, Class Z, 7.00%, 10/25/22	453	498,834
Series G93-35, Class ZQ, 6.50%, 11/25/23	7,004	7,842,036
Series G93-40, Class H, 6.40%, 12/25/23	1,497	1,671,241
Series 1988-14, Class I, 9.20%, 6/25/18	44	47,180
Series 1989-1, Class D, 10.30%, 1/25/19	28	29,158
Series 1989-34, Class Y, 9.85%, 7/25/19	123	135,637
Series 1990-17, Class G, 9.00%, 2/25/20	100	111,683
Series 1990-27, Class Z, 9.00%, 3/25/20	51	56,898
Series 1990-29, Class J, 9.00%, 3/25/20	53	59,630
Series 1990-43, Class Z, 9.50%, 4/25/20	203	227,794
Series 1991-98, Class J, 8.00%, 8/25/21	109	123,056
Series 1992-77, Class ZA, 8.00%, 5/25/22	673	761,209
Series 1992-103, Class Z, 7.50%, 6/25/22	46	51,581
Series 1992-113, Class Z, 7.50%, 7/25/22	88	98,924
Series 1992-185, Class ZB, 7.00%, 10/25/22	158	176,210
Series 1993-16, Class Z, 7.50%, 2/25/23	428	483,605
Series 1993-22, Class PM, 7.40%, 2/25/23	369	415,950

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1993-25, Class J, 7.50%, 3/25/23	$444	$506,651
Series 1993-30, Class PZ, 7.50%, 3/25/23	821	933,641
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,214	1,354,578
Series 1993-56, Class PZ, 7.00%, 5/25/23	179	202,134
Series 1993-156, Class ZB, 7.00%, 9/25/23	203	230,046
Series 1994-45, Class Z, 6.50%, 2/25/24	1,525	1,688,275
Series 1994-89, Class ZQ, 8.00%, 7/25/24	925	1,076,686
Series 1996-57, Class Z, 7.00%, 12/25/26	935	1,076,487
Series 1997-77, Class Z, 7.00%, 11/18/27	381	436,870
Series 1998-44, Class ZA, 6.50%, 7/20/28	434	501,160
Series 1999-45, Class ZG, 6.50%, 9/25/29	138	156,238
Series 2000-22, Class PN, 6.00%, 7/25/30	1,341	1,525,263
Series 2001-37, Class GA, 8.00%, 7/25/16	16	16,540
Series 2002-1, Class G, 7.00%, 7/25/23	270	303,647
Series 2002-21, Class PE, 6.50%, 4/25/32	1,065	1,216,526
Series 2005-75, Class CS, 23.424%, 9/25/35(21)	948	2,036,891
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(23)	8,177	7,168,853
Series 2007-74, Class AC, 5.00%, 8/25/37	12,275	13,556,513
Series 2010-99, (Interest Only), Class NS, 6.406%, 3/25/39(21)(22)	7,464	792,807
Series 2010-119, (Interest Only), Class SK, 5.806%, 4/25/40(21)(22)	4,615	229,841
Series 2010-124, (Interest Only), Class SJ, 5.856%, 11/25/38(21)(22)	6,339	895,102
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(22)	16,910	583,293
Series 2011-45, (Interest Only), Class SA, 6.456%, 1/25/29(21)(22)	6,424	560,917
Series 2011-49, Class NT, 6.00%, 6/25/41(21)	1,662	1,913,288
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(22)	12,762	1,424,058
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(22)	7,021	780,622
Series 2011-109, Class PE, 3.00%, 8/25/41	6,690	6,879,868
Series 2012-24, (Interest Only), Class S, 5.306%, 5/25/30(21)(22)	5,763	630,966
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(22)	12,067	1,348,123
Series 2012-56, (Interest Only), Class SU, 6.556%, 8/25/26(21)(22)	6,493	669,904
Series 2012-103, (Interest Only), Class GS, 5.906%, 2/25/40(21)(22)	16,008	2,610,728
Series 2012-124, (Interest Only), Class IO, 1.511%, 11/25/42(20)(22)	15,864	1,065,337
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(22)	5,860	1,300,614

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2012-150, (Interest Only), Class SK, 5.956%, 1/25/43(21)(22)	$9,253	$1,835,516
Series 2013-6, Class TA, 1.50%, 1/25/43	12,796	12,281,311
Series 2013-12, (Interest Only), Class SP, 5.456%, 11/25/41(21)(22)	5,428	1,008,288
Series 2013-15, (Interest Only), Class DS, 6.006%, 3/25/33(21)(22)	19,125	3,878,723
Series 2013-16, (Interest Only), Class SY, 5.956%, 3/25/43(21)(22)	4,295	970,476
Series 2013-54, (Interest Only), Class HS, 6.106%, 10/25/41(21)(22)	7,424	1,278,701
Series 2013-64, (Interest Only), Class PS, 6.056%, 4/25/43(21)(22)	7,826	1,666,740
Series 2013-75, (Interest Only), Class SC, 6.056%, 7/25/42(21)(22)	17,634	3,003,027
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(22)	3,968	681,710
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(22)	4,126	701,225
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(22)	8,654	1,670,871
Series 2014-64, Class PA, 3.00%, 3/25/44	16,875	17,184,373
Series 2014-72, Class CS, 8.881%, 11/25/44(21)	2,458	2,496,039
Series 2014-74, Class HS, 8.212%, 11/25/44(21)	1,072	1,082,843
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(22)	10,273	1,787,475
Series 2015-17, (Interest Only), Class SA, 6.006%, 11/25/43(21)(22)	15,465	2,692,104
Series 2015-42, Class SC, 7.927%, 5/25/45(21)	2,776	2,748,921
Series 2015-43, Class ZA, 4.00%, 6/25/45	3,277	3,329,399
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(22)	9,726	1,621,019

		$130,860,260

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$1,095	$1,146,720
Series 2011-156, Class GA, 2.00%, 12/16/41	1,767	1,601,211
Series 2013-168, Class US, 11.424%, 11/20/43(21)	328	336,646
Series 2014-117, Class HS, 31.072%, 8/20/44(21)	774	844,698
Series 2014-146, Class S, 5.826%, 10/20/44(21)	1,296	1,310,260
Series 2015-72, Class ZN, 3.50%, 5/20/45	4,436	4,440,450

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
Series 2015-79, Class CS, 5.512%, 5/20/45(21)	$2,851	$2,872,528

		$12,552,513

Total Collateralized Mortgage Obligations (identified cost $224,043,395)		$226,763,815

Commercial Mortgage-Backed Securities — 7.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(8)	$425	$426,969
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(8)	2,400	2,414,093
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	3,000	3,444,555
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(20)	1,956	1,988,859
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,083,395
BAMLL, Series 2013-DSNY, Class E, 3.005%, 9/15/26(8)(20)	1,500	1,480,493
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(20)	947	946,403
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,350	1,394,053
CDCMT, Series 2006-CD2, Class A4, 5.488%, 1/15/46(20)	1,638	1,638,532
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,484	1,523,033
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,285,796
CGCMT, Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,500	1,135,836
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	606	625,917
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	420,789
COMM, Series 2012-CR2, Class D, 5.019%, 8/15/45(8)(20)	1,650	1,712,042
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	809,139
COMM, Series 2013-CR10, Class D, 4.952%, 8/10/46(8)(20)	1,700	1,619,034
COMM, Series 2013-CR11, Class D, 5.338%, 10/10/46(8)(20)	2,500	2,414,582
COMM, Series 2014-KYO, Class D, 2.204%, 6/11/27(8)(20)	3,250	3,216,741

Security	Principal Amount (000’s omitted)	Value

COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	$2,200	$2,272,989
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(8)(20)	3,000	2,503,648
COMM, Series 2015-LC19, Class C, 4.406%, 2/10/48(20)	775	759,967
CSMC, Series 2006-C3, Class A3, 5.998%, 6/15/38(20)	1,713	1,733,284
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	541	552,809
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(8)	611	614,250
ESA, Series 2013-ESH5, Class D5, 3.504%, 12/5/31(8)(20)	500	500,831
ESA, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(8)(20)	4,200	4,254,604
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(8)	2,400	2,419,756
JPMBB, Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,549,967
JPMBB, Series 2014-C19, Class D, 4.832%, 4/15/47(8)(20)	1,425	1,287,094
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(8)(20)	1,000	893,542
JPMBB, Series 2014-C22, Class D, 4.713%, 9/15/47(8)(20)	2,500	2,206,669
JPMBB, Series 2014-C23, Class C, 4.609%, 9/15/47(20)	500	501,827
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(8)(20)	2,100	1,817,373
JPMBB, Series 2015-C29, Class D, 3.842%, 5/15/48(20)	2,000	1,602,238
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,293	1,321,183
JPMCC, Series 2006-LDP7, Class A4, 6.10%, 4/15/45(20)	2,833	2,877,326
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,213	2,249,248
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,672	1,729,303
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,077,983
JPMCC, Series 2010-C2, Class D, 5.684%, 11/15/43(8)(20)	3,247	3,442,940
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(8)	3,750	4,098,986
JPMCC, Series 2011-C5, Class D, 5.50%, 8/15/46(8)(20)	3,000	3,180,604
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,085,837

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	$1,110	$1,121,936
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,700	2,817,088
JPMCC, Series 2014-FBLU, Class D, 2.807%, 12/15/28(8)(20)	1,500	1,500,298
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	2,071	2,133,002
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	2,500	2,488,915
MSBAM, Series 2014-C15, Class D, 5.06%, 4/15/47(8)(20)	2,450	2,336,608
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,797	1,851,785
MSC, Series 2007-IQ15, Class A4, 6.114%, 6/11/49(20)	3,384	3,587,130
UBSC, Series 2011-C1, Class D, 6.084%, 1/10/45(8)(20)	2,850	3,125,757
UBSCM, Series 2012-C1, Class D, 5.727%, 5/10/45(8)(20)	3,000	3,136,588
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(20)	139	139,353
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(20)	987	987,675
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(20)	1,086	1,091,198
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(20)	2,661	2,711,841
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	1,905	1,960,949
WFCM, Series 2013-LC12, Class D, 4.435%, 7/15/46(8)(20)	3,000	2,800,554
WFCM, Series 2015-LC22, Class C, 4.538%, 9/15/58(20)	1,000	986,249
WFCM, Series 2015-NXS1, Class D, 4.242%, 5/15/48(20)	2,500	2,099,008
WFCM, Series 2015-SG1, Class C, 4.62%, 12/15/47(20)	1,275	1,247,243
WF-RBS, Series 2012-C9, Class D, 4.963%, 11/15/45(8)(20)	2,750	2,713,535
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	671,069
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(20)	3,000	2,653,110

Total Commercial Mortgage-Backed Securities (identified cost $127,359,872)		$127,275,410

Asset-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value

AESOP, Series 2013-2A, Class B, 3.66%, 2/20/20(8)	$450	$466,938
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(8)	1,335	1,355,223
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(8)(14)	975	962,144
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(8)(14)	1,475	1,448,282
Apidos CLO XVII, Series 2014-17A, Class B, 3.139%, 4/17/26(8)(14)	750	739,394
Apidos CLO XVII, Series 2014-17A, Class C, 3.589%, 4/17/26(8)(14)	1,000	931,585
Apidos CLO XVII, Series 2014-17A, Class D, 5.039%, 4/17/26(8)(14)	1,000	855,906
ARP, Series 2014-SFR1, Class C, 2.557%, 9/17/31(8)(14)	3,000	2,981,266
ARP, Series 2014-SFR1, Class D, 3.207%, 9/17/31(8)(14)	1,250	1,249,622
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(8)(14)	2,740	2,686,104
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(8)(14)	500	488,625
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(8)(14)	500	481,755
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.937%, 4/21/25(8)(14)	3,100	2,990,045
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(8)	1,000	997,854
DEFT, Series 2015-1, Class C, 2.42%, 3/23/20(8)	1,950	1,950,726
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(8)	1,682	1,695,489
FIAOT, Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,391,964
FKL, Series 2015-SFR1, Class A, 2.553%, 3/9/47(8)	1,486	1,489,039
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(8)	2,600	2,624,172
GFORT, Series 2015-1, Class B, 1.97%, 5/15/20(8)	255	256,187
Invitation Homes Trust, Series 2013-SFR1, Class C, 2.10%, 12/17/30(8)(14)	1,250	1,231,826
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(8)(14)	1,000	981,166
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.807%, 6/17/31(8)(14)	1,431	1,425,800
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(8)	1,573	1,574,538
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.039%, 7/17/25(8)(14)	1,075	1,046,737
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.639%, 7/17/25(8)(14)	1,075	1,005,981
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.789%, 7/17/25(8)(14)	1,300	1,097,297
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(8)	1,040	1,040,348
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(8)	1,200	1,208,256
OMFIT, Series 2015-1A, Class B, 3.85%, 3/18/26(8)	1,200	1,226,344
PROG, Series 2014-SFR1, Class C, 2.457%, 10/17/31(8)(14)	1,250	1,247,167

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

SBY, Series 2014-1, Class C, 2.257%, 9/17/31(8)(14)	$2,700	$2,642,827
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(8)	2,955	3,019,265
SDART, Series 2014-3, Class D, 2.65%, 8/17/20	3,400	3,424,053
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(8)	1,055	1,056,466
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(8)	2,217	2,234,227
SYNCT, Series 2015-3, Class A, 1.74%, 9/15/21	1,000	1,002,097
TAH, Series 2015-SFR1, Class D, 2.407%, 5/17/32(8)(14)	1,000	962,010
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	3,200	3,223,798

Total Asset-Backed Securities (identified cost $59,065,474)		$58,692,523

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(19)	$5,000	$5,093,640

		$5,093,640

Federal Home Loan Bank
4.125%, 12/13/19(19)	$3,975	$4,412,445
5.25%, 12/9/22(19)	9,000	10,850,760
5.375%, 5/15/19(19)	6,585	7,541,366

		$22,804,571

Total U.S. Government Agency Obligations (identified cost $26,250,746)		$27,898,211

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(19)	$25,000	$31,549,975

Total U.S. Treasury Obligations (identified cost $31,690,775)		$31,549,975

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(9)
IAP Worldwide Services, LLC(3)(15)(24)	31	$27,362

		$27,362

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(3)(15)	25,372	$938,764

		$938,764

Building and Development — 0.2%
Panolam Holdings Co.(3)(24)(25)	3,677	$3,228,995

		$3,228,995

Business Equipment and Services — 0.0%
Education Management Corp.(3)(15)(24)	5,580,468	$0

		$0

Lodging and Casinos — 0.0%(9)
Affinity Gaming, LLC(3)(15)(24)	46,819	$585,240
Tropicana Entertainment, Inc.(15)(24)	17,051	275,544

		$860,784

Publishing — 0.1%
ION Media Networks, Inc.(3)(15)	5,187	$2,040,981
MediaNews Group, Inc.(15)(24)	14,016	437,991

		$2,478,972

Total Common Stocks (identified cost $3,410,980)		$7,534,877

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(3)(15)(24)	6,209	$83,573

		$83,573

Oil, Gas & Consumable Fuels — 0.0%(9)
Chesapeake Energy Corp., 4.50%	6,331	$370,490

		$370,490

Total Convertible Preferred Stocks (identified cost $1,052,634)		$454,063

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.3%

Security	Shares	Value

Banks and Thrifts — 0.2%
Banco Santander (Mexico), SA, 5.95% to 1/30/19(8)(12)	2,425	$2,528,030
Farm Credit Bank of Texas, 6.75% to 9/15/23(8)(12)	8,000	837,500
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(12)	478	444,727

		$3,810,257

Utilities — 0.1%
AES Gener SA, 8.375% to 6/18/19(8)(12)	637	$688,891

		$688,891

Total Preferred Stocks (identified cost $4,554,265)		$4,499,148

Closed-End Funds — 1.1%

Security	Shares	Value
BlackRock Corporate High Yield Fund VI, Inc.	1,851,392	$18,273,239

Total Closed-End Funds (identified cost $22,862,380)		$18,273,239

Warrants — 0.0%

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(15)(24)	663	$0

		$0

Food Products — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(24)	1,745	$0

		$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value

Cable and Satellite Television — 0.0%(9)
Adelphia, Inc., Escrow Certificate(24)	300,000	$1,875
Adelphia, Inc., Escrow Certificate(24)	2,500,000	15,625

		$17,500

Security	Principal Amount/ Shares	Value

Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(24)	$891,605	$8,916

		$8,916

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(24)	6,135,000	$0

		$0

Utilities — 0.0%(9)
EME Reorganization Trust(24)	1,099,749	$5,499

		$5,499

Total Miscellaneous (identified cost $203,413)		$31,915

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(26)	$31,753	$31,753,112

Total Short-Term Investments (identified cost $31,753,112)		$31,753,112

Total Investments — 167.8% (identified cost $3,002,438,472)		$2,916,751,423

Less Unfunded Loan Commitments — (0.0)%(9)		$(57,447)

Net Investments — 167.8% (identified cost $3,002,381,025)		$2,916,693,976

Other Assets, Less Liabilities — (52.5)%		$(912,231,901)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.3)%		$(266,630,918)

Net Assets Applicable to Common Shares — 100.0%		$1,737,831,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

ACRE	–	Americold LLC Trust
AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
ARP	–	American Residential Properties Trust
BACM	–	Banc of America Commercial Mortgage Trust
BAMLL	–	Banc of America Merrill Lynch Large Loan, Inc.
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass Through Certificates
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DEFT	–	Dell Equipment Finance Trust
DIP	–	Debtor In Possession
DNKN	–	DB Master Finance LLC
ESA	–	Extended Stay America Trust
FIAOT	–	First Investors Auto Owner Trust
FKL	–	FirstKey Lending Trust
FORDR	–	Ford Credit Auto Owner Trust
GFORT	–	GMF Floorplan Owner Revolving Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
MSC	–	Morgan Stanley Capital I Trust
OMFIT	–	OneMain Financial Issuance Trust
PIK	–	Payment In Kind
PROG	–	Progress Residential Trust
SBY	–	Silver Bay Realty Trust
SCFT	–	SpringCastle Funding Trust
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
SYNCT	–	Synchrony Credit Card Master Note Trust
TAH	–	Tricon American Homes
UBSC	–	UBS-Citigroup Commercial Mortgage Trust
UBSCM	–	UBS Commercial Mortgage Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WEN	–	Wendys Funding LLC
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after September 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $627,113,174 or 36.1% of the Fund’s net assets applicable to common shares.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the aggregate value of these securities is $48,463,979 or 2.8% of the Fund’s net assets applicable to common shares.

(11)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	When-issued security.

(14)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Defaulted security.

(17)	Multi-step coupon bond. Interest rate represents the rate in effect at September 30, 2015.

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Portfolio of Investments (Unaudited) — continued

(18)	Adjustable rate mortgage security. Rate shown is the rate at September 30, 2015.

(19)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2015.

(21)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2015.

(22)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(23)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(24)	Non-income producing security.

(25)	Restricted security (see Note 7).

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015.

(27)	Principal amount is less than $500.

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2015
Unaffiliated investments, at value (identified cost, $2,970,627,913)	$2,884,940,864
Affiliated investment, at value (identified cost, $31,753,112)	31,753,112
Cash	11,256,209
Restricted cash*	3,239,000
Foreign currency, at value (identified cost, $3,136,951)	3,129,282
Interest and dividends receivable	28,478,780
Interest receivable from affiliated investment	5,638
Receivable for investments sold	6,778,073
Receivable for variation margin on open financial futures contracts	40,017
Receivable for open forward foreign currency exchange contracts	452,204
Receivable for open swap contracts	10,566
Tax reclaims receivable	3,797
Prepaid upfront fees on notes payable	459,064
Prepaid expenses	37,893
Total assets	$2,970,584,499

Liabilities
Notes payable	$749,200,000
Payable for reverse repurchase agreements, including accrued interest of $19,546	162,480,856
Payable for investments purchased	15,341,157
Payable for when-issued securities	34,241,703
Payable for Fund shares repurchased	1,187,174
Payable for open forward foreign currency exchange contracts	25,623
Payable for open swap contracts	294,042
Premium received on open swap contracts	482,245
Payable to affiliates:
Investment adviser fee	1,812,590
Accrued expenses	1,057,034
Total liabilities	$966,122,424
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,630,918
Net assets applicable to common shares	$1,737,831,157

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 116,253,018 shares issued and outstanding	$1,162,530
Additional paid-in capital	2,128,670,586
Accumulated net realized loss	(291,953,459)
Accumulated distributions in excess of net investment income	(13,684,606)
Net unrealized depreciation	(86,363,894)
Net assets applicable to common shares	$1,737,831,157

Net Asset Value Per Common Share
($1,737,831,157 ÷ 116,253,018 common shares issued and outstanding)	$14.95

*	Represents restricted cash on deposit at the custodian and the brokers for open derivative contracts and reverse repurchase agreements.

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2015
Interest and other income (net of foreign taxes, $77)	$74,264,368
Dividends	1,003,956
Interest allocated from affiliated investment	42,511
Expenses allocated from affiliated investment	(2,670)
Total investment income	$75,308,165

Expenses
Investment adviser fee	$11,206,104
Trustees’ fees and expenses	34,000
Custodian fee	429,379
Transfer and dividend disbursing agent fees	9,998
Legal and accounting services	119,111
Printing and postage	173,490
Interest expense and fees	4,945,702
Preferred shares service fee	196,769
Miscellaneous	87,083
Total expenses	$17,201,636
Deduct —
Reduction of custodian fee	$139
Total expense reductions	$139

Net expenses	$17,201,497

Net investment income	$58,106,668

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(4,708,915)
Written swaptions	2,031,750
Financial futures contracts	(1,089,908)
Swap contracts	31,159
Foreign currency and forward foreign currency exchange contract transactions	320,851
Net realized loss	$(3,415,063)
Change in unrealized appreciation (depreciation) —
Investments	$(106,293,711)
Written swaptions	(1,888,215)
Financial futures contracts	(22,251)
Swap contracts	(283,476)
Foreign currency and forward foreign currency exchange contracts	(1,339,628)
Net change in unrealized appreciation (depreciation)	$(109,827,281)

Net realized and unrealized loss	$(113,242,344)

Distributions to preferred shareholders
From net investment income	$(224,871)

Net decrease in net assets from operations	$(55,360,547)

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
From operations —
Net investment income	$58,106,668	$122,709,499
Net realized gain (loss) from investment transactions, written swaptions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(3,415,063)	20,773,859
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(109,827,281)	(68,502,125)
Distributions to preferred shareholders —
From net investment income	(224,871)	(357,993)
Net increase (decrease) in net assets from operations	$(55,360,547)	$74,623,240
Distributions to common shareholders —
From net investment income	$(71,566,403)	$(140,697,182)
Tax return of capital	—	(2,757,200)
Total distributions to common shareholders	$(71,566,403)	$(143,454,382)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$(17,230,213)	$—
Net decrease in net assets from capital share transactions	$(17,230,213)	$—

Net decrease in net assets	$(144,157,163)	$(68,831,142)

Net Assets Applicable to Common Shares
At beginning of period	$1,881,988,320	$1,950,819,462
At end of period	$1,737,831,157	$1,881,988,320

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(13,684,606)	$—

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2015
Net decrease in net assets from operations	$(55,360,547)
Distributions to preferred shareholders	224,871
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(55,135,676)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(595,855,722)
Investments sold and principal repayments	633,931,627
Increase in short-term investments, net	(1,957,274)
Net amortization/accretion of premium (discount)	15,139,107
Amortization of prepaid upfront fees on notes payable	499,956
Increase in restricted cash	(2,407,022)
Increase in interest and dividends receivable	(1,130,520)
Increase in interest receivable from affiliated investment	(1,347)
Increase in receivable for variation margin on open financial futures contracts	(40,017)
Decrease in receivable for open forward foreign currency exchange contracts	1,173,131
Increase in receivable for open swap contracts	(10,566)
Decrease in tax reclaims receivable	342
Decrease in prepaid expenses	2,988
Decrease in cash collateral due to broker	(320,000)
Decrease in written swaptions outstanding	(143,535)
Decrease in payable for variation margin on open financial futures contracts	(138,594)
Increase in payable for open forward foreign currency exchange contracts	16,977
Increase in payable for open swap contracts	294,042
Increase in premium received on open swap contracts	482,245
Decrease in payable to affiliate for investment adviser fee	(140,214)
Decrease in accrued expenses	(85,114)
Increase in accrued interest on reverse repurchase agreements	791
Increase in unfunded loan commitments	57,447
Net change in unrealized (appreciation) depreciation from investments	106,293,711
Net realized loss from investments	4,708,915
Net cash provided by operating activities	$105,235,678

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(71,566,403)
Repurchase of common shares	(16,043,039)
Cash distributions paid to preferred shareholders	(223,006)
Proceeds from notes payable	90,000,000
Repayment of notes payable	(144,000,000)
Proceeds from reverse repurchase agreements, net	35,179,211
Net cash used in financing activities	$(106,653,237)

Net decrease in cash*	$(1,417,559)

Cash at beginning of period(1)	$15,803,050

Cash at end of period(1)	$14,385,491

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$4,498,586

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $25,276.

(1)	Balance includes foreign currency, at value.

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2012(1)		Year Ended April 30,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period (Common shares)	$16.010		$16.600	$16.860	$16.550	$17.060		$16.630	$12.960

Income (Loss) From Operations
Net investment income(2)	$0.496		$1.044	$1.018	$1.041	$1.007		$1.118	$1.213
Net realized and unrealized gain (loss)	(0.968)		(0.411)	(0.055)	0.516	(0.368)		0.697	3.809
Distributions to preferred shareholders
From net investment income(2)	(0.002)		(0.003)	(0.003)	(0.004)	(0.003)		(0.007)	(0.007)

Total income (loss) from operations	$(0.474)		$0.630	$0.960	$1.553	$0.636		$1.808	$5.015

Less Distributions to Common Shareholders
From net investment income	$(0.610)		$(1.197)	$(1.178)	$(1.210)	$(1.103)		$(1.319)	$(1.345)
Tax return of capital	—		(0.023)	(0.042)	(0.033)	(0.043)		(0.059)	—

Total distributions to common shareholders	$(0.610)		$(1.220)	$(1.220)	$(1.243)	$(1.146)		$(1.378)	$(1.345)

Anti-dilutive effect of share repurchase program (see Note 6)(2)	$0.024		$—	$—	$—	$—		$—	$—

Net asset value — End of period (Common shares)	$14.950		$16.010	$16.600	$16.860	$16.550		$17.060	$16.630

Market value — End of period (Common shares)	$12.680		$14.390	$15.250	$17.100	$16.050		$16.080	$16.600

Total Investment Return on Net Asset Value(3)	(2.39	)%(4)	4.73%	6.50%	9.80%	4.44	%(4)	11.68%	40.73%

Total Investment Return on Market Value(3)	(7.89	)%(4)	2.47%	(3.53)%	14.83%	7.40	%(4)	5.52%	57.21%

45	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2012(1)		Year Ended April 30,
Ratios/Supplemental Data			2015	2014	2013			2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$1,737,831		$1,881,988	$1,950,819	$1,980,817	$1,941,504		$2,001,368	$1,950,179
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.33	%(7)	1.35%	1.27%	1.16%	1.19	%(7)	1.15%	1.02%
Interest and fee expense(8)	0.54	%(7)	0.54%	0.44%	0.44%	0.52	%(7)	0.61%	1.04%
Total expenses	1.87	%(7)	1.89%	1.71%	1.60%	1.71	%(7)	1.76%	2.06%
Net investment income	6.31	%(7)	6.44%	6.16%	6.25%	6.68	%(7)	6.73%	7.90%
Portfolio Turnover	21	%(4)	35%	37%	46%	42	%(4)	46%	46%
Senior Securities:
Total notes payable outstanding (in 000’s)	$749,200		$803,200	$828,200	$496,200	$439,200		$418,200	$526,200
Asset coverage per $1,000 of notes payable(9)	$3,675		$3,675	$3,677	$5,529	$6,028		$6,423	$5,213
Total preferred shares outstanding	10,665		10,665	10,665	10,665	10,665		10,665	10,665
Asset coverage per preferred share(10)	$67,769		$68,979	$69,546	$89,917	$93,767		$98,061	$86,494
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 9), and the reverse repurchase agreements (see Note 10).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 271%, 276%, 278%, 360%, 375%, 392% and 346% at September 30, 2015, March 31, 2015, 2014, 2013 and 2012 and at April 30, 2011 and 2010, respectively.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2012	Year Ended April 30,
		2015	2014	2013		2011	2010
Expenses excluding interest and fees	0.86%	0.86%	0.86%	0.85%	0.86%	0.83%	0.69%
Interest and fee expense	0.35%	0.34%	0.30%	0.32%	0.38%	0.44%	0.70%
Total expenses	1.21%	1.20%	1.16%	1.17%	1.24%	1.27%	1.39%
Net investment income	4.09%	4.10%	4.16%	4.57%	4.82%	4.85%	5.31%

46	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect

47

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

48

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

N  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

O  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse

49

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

P  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

Q  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

R  Interim Financial Statements — The interim financial statements relating to September 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of September 30, 2015 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2015, and the amount of dividends

50

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2015	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.21%	$43,727	0.16%	0.02-0.27
Series B	0.21	44,574	0.17	0.11-0.27
Series C	0.18	45,015	0.17	0.11-0.33
Series D	0.24	45,945	0.17	0.11-0.33
Series E	0.21	45,610	0.17	0.09-0.33

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended September 30, 2015, the amount of distributions estimated to be a tax return of capital was approximately $4,850,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At March 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $244,070,985 and deferred capital losses of $22,868,893, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2016 ($42,273,076), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2015, $22,868,893 are long-term.

Capital loss carryforwards of $40,573,851 included in the amounts above are available to the Fund as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,023,399,698

Gross unrealized appreciation	$38,261,984
Gross unrealized depreciation	(144,967,706)

Net unrealized depreciation	$(106,705,722)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended September 30, 2015, the Fund’s investment adviser fee amounted to $11,206,104. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

51

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$498,349,567	$502,961,564
U.S. Government and Agency Securities	127,090,265	116,737,705

	$625,439,832	$619,699,269

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2015 and the year ended March 31, 2015.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. During the six months ended September 30, 2015, the Fund repurchased 1,294,000 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $17,230,213 and an average price per share of $13.32. The weighted average discount per share to NAV on these repurchases amounted to 13.83% for the six months ended September 30, 2015.

7  Restricted Securities

At September 30, 2015, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,228,995

Total Restricted Securities			$2,020,511	$3,228,995

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts, swap contracts and written swaptions and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

52

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at September 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/9/15	United States Dollar 447,549	Euro 400,000	State Street Bank and Trust Company	$—	$(545)	$(545)
10/30/15	British Pound Sterling 400,000	United States Dollar 623,973	State Street Bank and Trust Company	18,953	—	18,953
10/30/15	British Pound Sterling 1,721,529	United States Dollar 2,652,338	State Street Bank and Trust Company	48,440	—	48,440
10/30/15	Euro 500,000	United States Dollar 549,531	State Street Bank and Trust Company	—	(9,403)	(9,403)
10/30/15	Euro 500,000	United States Dollar 550,320	State Street Bank and Trust Company	—	(8,615)	(8,615)
10/30/15	Euro 400,000	United States Dollar 440,242	State Street Bank and Trust Company	—	(6,905)	(6,905)
10/30/15	Euro 40,000	United States Dollar 44,560	State Street Bank and Trust Company	—	(155)	(155)
10/30/15	Euro 400,000	United States Dollar 447,678	State Street Bank and Trust Company	531	—	531
10/30/15	Euro 4,214,234	United States Dollar 4,744,409	State Street Bank and Trust Company	33,451	—	33,451
10/30/15	Swiss Franc 1,190,183	United States Dollar 1,235,861	State Street Bank and Trust Company	13,518	—	13,518
11/30/15	British Pound Sterling 4,744,696	United States Dollar 7,305,646	JPMorgan Chase Bank, N.A.	130,260	—	130,260
11/30/15	Canadian Dollar 790,298	United States Dollar 596,658	State Street Bank and Trust Company	4,619	—	4,619
11/30/15	Euro 19,636,419	United States Dollar 22,096,077	State Street Bank and Trust Company	134,060	—	134,060
12/18/15	Euro 630,993	United States Dollar 709,837	Deutsche Bank AG	3,836	—	3,836
12/18/15	Euro 2,483,958	United States Dollar 2,794,334	Deutsche Bank AG	15,103	—	15,103
12/23/15	Euro 2,177,559	United States Dollar 2,466,689	State Street Bank and Trust Company	30,005	—	30,005
12/31/15	British Pound Sterling 5,085,019	United States Dollar 7,709,397	Goldman Sachs International	19,428	—	19,428

				$452,204	$(25,623)	$426,581

53

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/15	130 U.S. 2-Year Treasury Note	Short	$(28,449,688)	$(28,474,063)	$(24,375)
12/15	533 U.S. 5-Year Treasury Note	Short	(63,862,664)	(64,234,828)	(372,164)
12/15	195 U.S. 10-Year Treasury Note	Short	(24,826,562)	(25,103,203)	(276,641)

					$(673,180)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)

Brazil	Deutsche Bank AG	$1,800	1.00	%(1)	9/20/20	4.68%	$(283,162)	$121,397	$(161,765)
Brazil	Goldman Sachs International	600	1.00	(1)	9/20/20	4.68	(94,387)	53,254	(41,133)
Colombia	Credit Suisse International	1,200	1.00	(1)	9/20/20	2.42	(78,058)	47,340	(30,718)
Russia	Deutsche Bank AG	1,200	1.00	(1)	9/20/20	3.40	(127,942)	129,721	1,779
Russia	Goldman Sachs International	600	1.00	(1)	9/20/20	3.40	(63,971)	72,758	8,787
Turkey	Deutsche Bank AG	1,780	1.00	(1)	9/20/19	2.80	(118,201)	57,775	(60,426)

Total		$7,180					$(765,721)	$482,245	$(283,476)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2015, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,180,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

54

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

Written swaptions activity for the six months ended September 30, 2015 was as follows:

	Notional Amount — Swaptions (000’s omitted)	Premiums Received

Outstanding, beginning of period	$52,500	$2,031,750
Options terminated in closing purchase transactions	(52,500)	(2,031,750)

Outstanding, end of period	$—	$—

At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2015, the fair value of derivatives with credit related contingent features in a net liability position was $791,344. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $560,000 at September 30, 2015.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

55

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2015 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Receivable for open forward foreign currency exchange contracts	$—	$452,204	$—	$452,204

Total Asset Derivatives subject to master netting or similar agreements	$—	$452,204	$—	$452,204

Net unrealized depreciation*	$—	$—	$(673,180)	$(673,180)
Payable for open forward foreign currency exchange contracts	—	(25,623)	—	(25,623)
Payable/Receivable for open swap contracts; Premium paid/received on open swap contracts	(765,721)	—	—	(765,721)

Total Liability Derivatives	$(765,721)	$(25,623)	$(673,180)	$(1,464,524)

Derivatives not subject to master netting or similar agreements	$—	$—	$(673,180)	$(673,180)

Total Liability Derivatives subject to master netting or similar agreements	$(765,721)	$(25,623)	$—	$(791,344)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of September 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$18,939	$(18,939)	$—	$—	$—
Goldman Sachs International	19,428	(19,428)	—	—	—
JPMorgan Chase Bank, N.A.	130,260	—	—	—	130,260
State Street Bank and Trust Company	283,577	(25,623)	—	—	257,954

	$452,204	$(63,990)	$—	$—	$388,214

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Credit Suisse International	$(78,058)	$—	$—	$—	$(78,058)
Deutsche Bank AG	(529,305)	18,939	—	510,366	—
Goldman Sachs International	(158,358)	19,428	—	—	(138,930)
State Street Bank and Trust Company	(25,623)	25,623	—	—	—

	$(791,344)	$63,990	$—	$510,366	$(216,988)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

56

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

Information with respect to reverse repurchase agreements at September 30, 2015 is included at Note 10.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2015 was as follows:

Statement of Operations caption	Credit	Foreign Exchange	Interest Rate

Net realized (gain) loss —
Investment transactions	$—	$—	$(2,535,750)
Written swaptions	—	—	2,031,750
Financial futures contracts	—	—	(1,089,908)
Swap contracts	31,159	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	380,326	—

Total	$31,159	$380,326	$(1,593,908)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$2,392,215
Written swaptions	—	—	(1,888,215)
Financial futures contracts	—	—	(22,251)
Swap contracts	(283,476)	—	—
Foreign currency and forward foreign currency exchange contracts	—	(1,190,108)	—

Total	$(283,476)	$(1,190,108)	$481,749

The average notional amounts of derivative contracts outstanding during the six months ended September 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$100,488,000	$51,105,000	$22,500,000	$3,074,000

9  Revolving Credit and Security Agreement

Effective March 17, 2015, the Fund renewed its Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $1 billion. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2016, the Fund pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended September 30, 2015, totaled $3,260,941 and are included in interest expense and fees on the Statement of Operations. The Fund also paid a renewal fee of $1,000,000, which is being amortized to interest expense over a period of one year through March 2016. The unamortized balance at September 30, 2015 is approximately $459,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2015, the Fund had borrowings outstanding under the Agreement of $749,200,000 at an interest rate of 0.32%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2015. For the six months ended September 30, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $733,577,049 and 0.25%, respectively.

57

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged

Bank of America	9/24/15	10/26/15	0.40%	$31,115,000	$31,117,074	$31,549,975
Bank of America	9/25/15	10/26/15	0.50	64,218,354	64,223,706	66,427,103
KGS Alpha Capital	9/17/15	10/26/15	0.50	67,127,956	67,140,076	70,804,473

Total					$162,480,856	$168,781,551

The Fund also pledged cash of $575,000 to Bank of America and $1,239,000 to KGS Alpha Capital as additional collateral for its reverse repurchase obligations. At September 30, 2015, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended September 30, 2015, the average borrowings under reverse repurchase agreements and the average annual interest rate were $139,868,759 and 0.36%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At September 30, 2015, the market value of securities and cash pledged for the benefit of counterparties for reverse repurchase agreements exceeded the amount of borrowings for each counterparty. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2015.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Notes to Financial Statements (Unaudited) — continued

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,026,420,985	$3,111,204	$1,029,532,189
Corporate Bonds & Notes	—	1,024,165,337	35,507	1,024,200,844
Foreign Government and Agency Securities	—	54,507,754	—	54,507,754
Mortgage Pass-Throughs	—	273,726,901	—	273,726,901
Collateralized Mortgage Obligations	—	226,763,815	—	226,763,815
Commercial Mortgage-Backed Securities	—	127,275,410	—	127,275,410
Asset-Backed Securities	—	58,692,523	—	58,692,523
U.S. Government Agency Obligations	—	27,898,211	—	27,898,211
U.S. Treasury Obligations	—	31,549,975	—	31,549,975
Common Stocks	275,544	437,991	6,821,342	7,534,877
Convertible Preferred Stocks	370,490	—	83,573	454,063
Preferred Stocks	—	4,499,148	—	4,499,148
Closed-End Funds	18,273,239	—	—	18,273,239
Warrants	—	—	0	0
Miscellaneous	5,499	26,416	0	31,915
Short-Term Investments	—	31,753,112	—	31,753,112

Total Investments	$18,924,772	$2,887,717,578	$10,051,626	$2,916,693,976

Forward Foreign Currency Exchange Contracts	$—	$452,204	$—	$452,204

Total	$18,924,772	$2,888,169,782	$10,051,626	$2,917,146,180

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(25,623)	$—	$(25,623)
Futures Contracts	(673,180)	—	—	(673,180)
Swap Contracts	—	(765,721)	—	(765,721)

Total	$(673,180)	$(791,344)	$—	$(1,464,524)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2015 is not presented.

At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $4,345,000 (equal to 0.25% of net assets applicable to common shares at September 30, 2015). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Fund as incurred.

59

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

61

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. In considering the Fund’s performance, the Board noted the adverse impact of the Fund’s focus on higher quality debt instruments relative to comparable funds.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

62

Eaton Vance

Limited Duration Income Fund

September 30, 2015

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2015, Fund records indicate that there are 88 registered shareholders and approximately 80,895 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

64

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731 9.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period*	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Programs	Maximum Number of Shares that May Yet Be Purchased Under the Programs
October 2014	—	—	—	11,754,702
November 2014	—	—	—	11,754,702
December 2014	—	—	—	11,754,702
January 2015	—	—	—	11,754,702
February 2015	—	—	—	11,754,702
March 2015	—	—	—	11,754,702
April 2015	—	—	—	11,754,702
May 2015	—	—	—	11,754,702
June 2015	—	—	—	11,754,702
July 2015	350,100	13.58	350,100	11,404,602
August 2015	549,900	13.41	549,900	10,854,702
September 2015	394,000	12.94	394,000	10,460,702
Total	1,294,000	$13.32	1,294,000

*	On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program was announced on November 15, 2013.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015